--------------------------------------------------------------------------------
                              ACCESSOR FUNDS, INC.

                        SUPPLEMENT DATED FEBRUARY 8, 2008
                                     TO THE
               ADVISOR CLASS SHARES PROSPECTUS DATED APRIL 30, 2007
--------------------------------------------------------------------------------
      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.

--------------------------------------------------------------------------------
           [LOGO] ACCESSOR

--------------------------------------------------------------------------------

             NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

The third paragraph on page 3 of the Prospectus is restated in its entirety, as follows:

     Each of the Accessor Allocation Funds is a "fund of funds" and shares the same investment approach. Each Allocation Fund seeks to maintain a mix of asset classes within an established range, and each invests in a combination of the Advisor Class Shares of the Underlying Funds and the Accessor Strategic Alternatives Fund, which represent specific market segments. The Allocation Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Allocation Fund pursues a different investment goal by investing in different combinations of the Underlying Funds, which are described in this Prospectus, and the Accessor Strategic Alternatives Fund, which is offered through a separate prospectus (see Appendix B for a more complete description of this Fund). You may choose to invest in any of the Allocation Funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Allocation Fund's performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Allocation Funds seek to offer additional diversification through a single investment.

                                     *****
Changes to the Allocation Funds
-------------------------------

Accessor Capital has made changes to the investment options and the ranges of the Allocation Funds, which are set out on pages 22, 24, 27, 30, 33 and 36 of the Prospectus. In the Details section for each Allocation Fund, the Principal Investment Strategy & Goal and the new ranges for each Allocation Fund are restated in their entirety.

INCOME ALLOCATION FUND
-----------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four Fixed-Income Underlying Funds and the money market Underlying Fund, and may invest in a limited amount of the four Equity Underlying Funds and the Accessor Strategic Alternatives Fund. As of January 30, 2008, the target allocation between the asset classes was approximately 88% and 12%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a conservative asset allocation strategy and is designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

--------------------------------------------------------------------------------
                                                         ASSET ALLOCATION
ACCESSOR FUNDS                                          RANGE           TARGET
                                                  MINIMUM   MAXIMUM   ALLOCATION
--------------------------------------------------------------------------------
Underlying Equity Funds -                         0.0%        10.0%        0.0%
Advisor Class Shares
         Growth                                   0.0%         5.0%        0.0%
         Value                                    0.0%         5.0%        0.0%
         Small to Mid Cap                         0.0%         5.0%        0.0%
         International Equity                     0.0%         5.0%        0.0%

Stragetic Alternatives*                           0.0%        10.0%        0.0%
         Strategic Alternatives                   0.0%        10.0%        0.0%

Underlying Fixed-Income Funds -                  50.0%        95.0%       88.0%
Advisor Class Shares
         High Yield Bond                         10.0%        40.0%       20.0%
         Intermediate Fixed-Income               10.0%        50.0%       25.0%
         Short-Intermediate Fixed-Income         10.0%        50.0%       18.0%
         Mortgage Securities                     10.0%        50.0%       25.0%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                              5.0%        40.0%       12.0%
         U.S. Government Money***                 5.0%        40.0%       12.0%

--------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------


INCOME & GROWTH ALLOCATION FUND DETAILS
---------------------------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four equity Underlying Funds, the four Fixed-Income Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund. As of January 30, 2008, the target allocation between the asset classes was approximately 29.0%, 58.0%, 5.0% and 8.0%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a somewhat conservative asset allocation strategy and is designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

--------------------------------------------------------------------------------
                                                       ASSET ALLOCATION
                                                    Range               Target
Accessor Funds                               Minimum      Maximum   Allocation
--------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                           20.0%        40.0%        29.0%
         Growth                                 0.0%        20.0%         7.0%
         Value                                  0.0%        20.0%         7.0%
         Small to Mid Cap                       0.0%        10.0%         3.5%
         International Equity                   5.0%        20.0%        11.5%

Stragetic Alternatives*                         0.0%        10.0%         5.0%
         Strategic Alternatives                 0.0%        10.0%         5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                           25.0%        80.0%        58.0%
         High Yield Bond                        5.0%        30.0%        13.0%
         Intermediate Fixed-Income              5.0%        40.0%        16.5%
         Short-Intermediate Fixed-Income        5.0%        40.0%        11.8%
         Mortgage Securities                    5.0%        40.0%        16.8%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                            0.0%        35.0%         8.0%
         U.S. Government Money***               0.0%        35.0%         8.0%

--------------------------------------------------------------------------------
*The Accessor Strategic Alternatives Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

BALANCED ALLOCATION FUND
------------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four Equity Underlying Funds, the four Fixed-Income Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund. As of January 30, 2008, the allocation between the asset classes was approximately 47.5%, 41.8%, 5.0% and 5.8%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. At all times the Fund intends to maintain at least 40% in Equity Underlying Funds and at least 25% in Fixed-Income Underlying Funds. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

--------------------------------------------------------------------------------
                                                 ASSET ALLOCATION

                                                      Range             Target
Accessor Funds                                 Minimum      Maximum   Allocation
--------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                             40.0%        60.0%        47.5%
         Growth                                   5.0%        25.0%        11.5%
         Value                                    5.0%        25.0%        11.5%
         Small to Mid Cap                         0.0%        15.0%         6.0%
         International Equity                    10.0%        30.0%        18.5%

Stragetic Alternatives*                           0.0%        10.0%         5.0%
         Strategic Alternatives                   0.0%        10.0%         5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                             25.0%        60.0%        41.8%
         High Yield Bond                          0.0%        25.0%         9.5%
         Intermediate Fixed-Income                0.0%        30.0%        11.8%
         Short-Intermediate Fixed-Income          0.0%        30.0%         8.5%
         Mortgage Securities                      0.0%        30.0%        12.0%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                              0.0%        25.0%         5.8%
         U.S. Government Money***                 0.0%        25.0%         5.8%

-------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

GROWTH & INCOME ALLOCATION FUND
-------------------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four Equity Underlying Funds, the four Fixed-Income Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund. As of January 30, 2008, the target allocation between the asset classes was approximately 57.0%, 33.0%, 5.0% and 5.0%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

--------------------------------------------------------------------------------
                                                           ASSET ALLOCATION
                                                          Range          Target
Accessor Funds                                    Minimum   Maximum   Allocation
--------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                                50.0%     70.0%   57.0%
         Growth                                     10.0%     30.0%   13.8%
         Value                                      10.0%     30.0%   13.8%
         Small to Mid Cap                            0.0%     20.0%    6.8%
         International Equity                       12.5%     35.0%   22.8%

Stragetic Alternatives*                              0.0%     10.0%    5.0%
         Strategic Alternatives                      0.0%     10.0%    5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                                10.0%     50.0%   33.0%
         High Yield Bond                             0.0%     20.0%    7.5%
         Intermediate Fixed-Income                   0.0%     25.0%    9.5%
         Short-Intermediate Fixed-Income             0.0%     25.0%    6.5%
         Mortgage Securities                         0.0%     25.0%    9.5%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                                 0.0%     20.0%    5.0%

         U.S. Government Money***                    0.0%     20.0%    5.0%

--------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

GROWTH ALLOCATION FUND
-----------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four Equity Underlying Funds, the four Fixed-Income Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund. As of January 30, 2008, the target allocation between the asset classes was approximately 76.0%, 16.8%, 5.0% and 2.3%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses an aggressive asset allocation strategy and is designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more.

--------------------------------------------------------------------------------
                                                      ASSET ALLOCATION
                                                    Range             Target
Accessor Funds                               Minimum      Maximum   Allocation
-------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                           70.0%        90.0%        76.0%
         Growth                                10.0%        40.0%        18.3%
         Value                                 10.0%        40.0%        18.3%
         Small to Mid Cap                       0.0%        25.0%         9.0%
         International Equity                  20.0%        45.0%        30.5%

Stragetic Alternatives*                         0.0%        10.0%         5.0%
         Strategic Alternatives                 0.0%        10.0%         5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                            0.0%        30.0%        16.8%
         High Yield Bond                        0.0%        15.0%         3.8%
         Intermediate Fixed-Income              0.0%        15.0%         4.8%
         Short-Intermediate Fixed-Income        0.0%        15.0%         3.5%
         Mortgage Securities                    0.0%        15.0%         4.8%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                            0.0%        15.0%         2.3%
         U.S. Government Money***               0.0%        15.0%         2.3%


--------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

AGGRESSIVE GROWTH ALLOCATION FUND
----------------------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four equity Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund and may invest in a limited amount of the four Underlying Fixed-Income Funds. As of January 30, 2008, the target allocation between the asset classes was approximately 94.0%, 5.0% and 1.0%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a very aggressive asset allocation strategy and is designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

--------------------------------------------------------------------------------
                                                    ASSET ALLOCATION
                                                       Range            Target
Accessor Funds                                 Minimum      Maximum   Allocation
--------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                             85.0%       100.0%        94.0%
         Growth                                  10.0%        40.0%        22.5%
         Value                                   10.0%        40.0%        22.5%
         Small to Mid Cap                         5.0%        25.0%        11.5%
         International Equity                    25.0%        50.0%        37.5%

Stragetic Alternatives*                           0.0%        10.0%         0.0%
         Strategic Alternatives                   0.0%        10.0%         5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                              0.0%        15.0%         0.0%
         High Yield Bond                          0.0%        10.0%         0.0%
         Intermediate Fixed-Income                0.0%         5.0%         0.0%
         Short-Intermediate Fixed-Income          0.0%         5.0%         0.0%
         Mortgage Securities                      0.0%         5.0%         0.0%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                              0.0%         5.0%         1.0%
         U.S. Government Money***                 0.0%         5.0%         1.0%

--------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

                                     *****

Changes in Principal Investment Risks for the Allocation Funds
--------------------------------------------------------------

In the Detail section of each Allocation Fund, except the Income Allocation Fund, the following principal risk of investing in the Allocation Fund is restated in its entirety:

o Allocation Risk. The Fund's investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds and the Accessor Strategic Allocation Fund.

In the Detail section of each Allocation Fund, except the Income Allocation Fund, the following risks of the Accessor Strategic Alternative Fund are added:

o Commodity Risk. The Fund's investments in commodity-linked derivative instruments, such as structured notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. The Fund's ability to invest in commodity-related investments may be limited by tax considerations.

o  Counterparty   Credit  Risk.   Commodity  and   financial-linked   derivative
instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund will invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent the Fund focuses its investments in a limited number of issuers it will be more susceptible to the risks associated with those issuers.

o ETF and ETN Risk. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index. ETFs or ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index.

Levered ETFs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs.

o ETF/ETN Net Asset Value/Market Price Risk. The market value of ETF or ETN shares may differ from their net asset value (NAV). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

o Investments in Other Investment Companies Risk. The Fund may invest in shares of other investment companies (i.e., underlying funds). Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

                                     *****

Changes to Fund Expenses
-------------------------

In the Fund Expense Tables, the expenses for the Allocation Funds are restated to reflect revised estimated expenses as follows:

                                                                     INCOME &                  GROWTH &                AGGRESSIVE
                                                         INCOME       GROWTH       BALANCED      INCOME      GROWTH       GROWTH
ALLOCATION FUNDS                                        ALLOCATION  ALLOCATION   ALLOCATION   ALLOCATION   ALLOCATION   ALLOCATION


Management Fees(4)                                      0.10%           0.10%      0.10%        0.10%        0.10%        0.10%
Distribution & Service (12b-1)Fees                      NONE            NONE       NONE         NONE         NONE         NONE
Other Expenses(7)                                       0.31%           0.16%      0.08%        0.08%        0.07%        0.10%
Acquired Funds Fees and Expenses (8)                    0.82%           0.94%      1.00%        1.03%        1.10%        1.15%
                                                        --------------------------------------------------------------------------
Total Annual Fund Operating Expense                     1.23%           1.20%      1.18%        1.21%        1.27%        1.35%



--------------------------------------------------------------------------------
(4) MANAGEMENT FEES CONSIST OF THE MANAGEMENT FEE PAID TO ACCESSOR CAPITAL AND THE FEES PAID TO THE MONEY MANAGERS OF THE UNDERLYING FUNDS. ACCESSOR CAPITAL RECEIVES ONLY THE MANAGEMENT FEE AND NOT A MONEY MANAGER FEE FOR THE U. S. GOVERNMENT MONEY FUND THAT IT MANAGES DIRECTLY.
(7) THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION ALLOWING THE ALLOCATION FUNDS TO ENTER INTO AN AGREEMENT WITH THE UNDERLYING FUNDS UNDER WHICH THE UNDERLYING FUNDS WILL BEAR CERTAIN OF THE ALLOCATION FUNDS' OTHER EXPENSES TO THE EXTENT THAT THE UNDERLYING FUNDS DERIVE FINANCIAL AND OTHER BENEFITS AS A RESULT OF INVESTMENTS FROM THE FUNDS. INVESTORS IN THE ALLOCATION FUNDS WILL INDIRECTLY BEAR A PORTION OF SUCH "OTHER EXPENSES" THROUGH THE ALLOCATION FUNDS' INVESTMENT IN THE UNDERLYING FUNDS.
(8) ACQUIRED FUNDS FEES AND EXPENSES ARE BASED ON THE ESTIMATED FEES AND EXPENSES FOR THE UNDERLYING FUNDS AND THE ACCESSOR STRATEGIC ALTERNATIVES FUND. IF HISTORICAL FEES AND EXPENSES HAD BEEN USED, THE ACQUIRED FUNDS FEES AND EXPENSES FOR THE ALLOCATION FUNDS WOULD HAVE BEEN 0.64%, 0.83%, 0.95%, 1.00%, 1.11%, 1.16% RESPECTIVELY.


Changes to Expense Example
--------------------------

The Expense Example for the Advisor Class Shares of the Allocation Funds are restated to reflect revised estimated expenses as follows:


The Example shows what an investor in Advisor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of any applicable redemption fee or the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the
Fund's operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                ONE YEAR        THREE YEARS     FIVE YEARS      TEN YEARS


ALLOCATION FUNDS (1)
Income Allocation                               $129            $ 402           $ 695           $1,530
Income & Growth Allocation                       125              389             673            1,483
Balanced Allocation                              123              383             662            1,459
Growth & Income Allocation                       126              392             679            1,495
Growth Allocation                                132              412             712            1,565
Aggressive Growth Allocation                     141              437             756            1,658




--------------------------------------------------------------------------------
(1) THE EXPENSE EXAMPLE FOR THE ALLOCATION FUNDS REFLECTS THE AGGREGATE OF THE DIRECT AND INDIRECT COSTS OF INVESTING IN THE ALLOCATION FUNDS THAT IS, IT INCLUDES THE COSTS ASSOCIATED WITH INVESTING IN THE UNDERLYING FUNDS AND THE STRATEGIC ALTERNATIVES FUND.
--------------------------------------------------------------------------------

                                     *****

Changes to Summary of Principal Risks Table
--------------------------------------------

The table summarizing principal risks for the Allocation Funds is restated in its entirety as follows:

--------------------------------------------------------------------------------
                        LEVEL OF RISK  ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                INCOME &                  GROWTH &                  AGGRESSIVE
RISK                                 INCOME      GROWTH      BALANCED      INCOME        GROWTH       GROWTH



Allocation Risk                        |)          |)           |)           |)            |)          |)
Bond Market Volatility                 o           o            |)           |)            ( )         -
Commodity Risk                         -           ( )          ( )          ( )           ( )         ( )
Company Risk                           ( )         ( )          ( )          ( )           |)          |)
Counterparty Risk                      -           ( )          ( )          ( )           ( )         ( )
Credit Risk                            |)          |)           |)           ( )           ( )         -
ETF & ETN Risk                         -           ( )          ( )          ( )           ( )         ( )
Foreign Exposure                       -           ( )          ( )          |)            |)          o
Government Sponsored Enterprises        o          |)           |)           ( )           ( )         -
Inflation Risk                          o          |)           ( )          ( )           ( )         ( )
Issuer Risk                             o          o            |)           |)           ( )         -
Lower Rated Debt Securities            ( )         ( )          |)           |)            |)          -
Other RIC Risk                         -           ( )          ( )          ( )           ( )         ( )
Portfolio Turnover                     ( )         ( )          ( )          ( )           ( )         ( )
Prepayment Risk                        |)          ( )          ( )          ( )           ( )         -
Short Sales Risk                       -           ( )          ( )          ( )           |}          |}
Small to Mid Cap Company Risk          -           ( )          ( )          ( )           |)          |)
Stock Market Volatility                -           ( )          |)           |)             o           o

--------------------------------------------------------------------------------
Key:             -    n/a          ( )  low          |) medium           o  high
--------------------------------------------------------------------------------

                                     *****

Changes to Management, Organization and Capital Structure
---------------------------------------------------------

The section regarding Accessor Capital Management LP in Management, Organization and Capital Structure is restated in its entirety as follows:

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND & ALLOCATION FUNDS|
-------------------------------------------- |

MANAGER  Accessor Capital Management LP ("Accessor Capital")
         1420 Fifth Avenue, Suite 3600, Seattle, WA 98101

Accessor Capital has managed the U.S. Government Money Fund directly since September 7, 1994 and the Allocation Funds since December 27, 2000. Accessor Capital was founded in 1991 and has approximately $2.99 billion in assets under management as of December 31, 2006.

Prior to January 2007, a specific individual was responsible for monitoring the performance of the Money Managers of the Underlying Funds as well as the management of the U.S. Government Money Fund, the Allocation Funds and the Accessor Strategic Alternatives Fund. Effective January 2007, an investment committee has been primarily responsible for monitoring the performance of the Money Managers of the Underlying Funds as well as the management of the U.S. Government Money Fund and the Allocation Funds. The investment committee consists of J. Anthony Whatley III, Executive Director, Daniel L. Yeung, CFA, Senior Investment Officer, Nathan J. Rowader, Senior Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Whatley has been with Accessor Capital as the Executive Director since 1991 and is responsible for the overall management of the investment department and as the chair of the Investment Committee, he is responsible for the oversight of the Committee.

Mr. Yeung has been with Accessor Capital as the Senior Investment Officer since December 2006 and as a member of the Investment Committee since January 2007. He is primarily responsible for oversight and management and monitoring of the underlying Accessor Funds and the sub-advisers, as well as conducting investment research and analysis. Prior to Accessor Capital, Mr. Yeung was an institutional investment consultant at Morningstar Associates LLC from December 2002 to December 2006, conducting money-manager due diligence and providing asset-allocation services to major institutions, including insurance companies, large defined-contribution plans, banks and trust companies. Mr. Yeung was a research analyst at Morningstar, Inc. from June 1997 through December 2002 and has been a CFA Charterholder since 2000. Mr. Yeung received his MBA degree with concentrations in Analytic Finance and Accounting from the University of Chicago.

Mr.  Rowader  has been with  Accessor  Capital  since  February  2007,  first as
Investment Officer and member of the Investment Committee and from December 2007, as Senior Investment Officer. Mr. Rowader is primarily responsible for the day-to-day management and investment decisions for Allocation Funds and the Accessor Strategic Alternatives Fund. Prior to Accessor Capital, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with concentration in Finance from the University of Colorado.

Mr. Roberge has been with Accessor Capital since April 2002, first as an Operations Associate and from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. He has been a member of the Investment Committee since January 2007. He is primarily responsible for the day-to-day management and investment decisions for the U.S. Government Fund, trading and investment research functions. Prior to Accessor Capital, Mr. Roberge was Registered Representative at Diversified Financial Concepts, from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001.

The Statement of Additional Information provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

Accessor Capital directly invests the assets of the U.S. Government Money Fund and the Allocation Funds. Accessor Capital receives no additional fee beyond its management fee, as previously described, for these services.

                                     *****

Appendix B is added in its entirety as follows:

                                   Appendix B

[graphic] Accessor Strategic Alternatives Fund Details

Investment Objective The Accessor Strategic Alternatives Fund (the "Fund") seeks to provide long term capital appreciation and income. The Fund's investment objective is non-fundamental and may be changed without shareholder approval.

Principal Investment Strategies The Fund seeks to achieve its objective by investing at least 80% of its assets in asset classes that exhibit low historical correlations with global stock and bond markets. For purposes of this policy, obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or government sponsored enterprises that are held for the purpose of "covering" the Fund's obligations under other investments will be counted toward the 80%, if the investments for which they are held as coverage exhibit low historical correlations with global stock and bond markets. This policy may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. To achieve its objective, the Fund will invest primarily in alternative asset classes (such as real estate, a variety of commodity-related securities and currencies) that historically have had a low correlation to traditional asset classes (such as stocks, bonds and money market securities).

The Fund will seek exposure to alternative asset classes by investing in structured notes, exchanged traded notes (ETNs), exchange traded funds (ETFs), mutual funds, and closed-end funds (ETFs, mutual funds and closed-end funds are referred to as "underlying funds"). The Fund may also seek to obtain, or reduce, exposure to one or more alternative asset classes through investments in derivatives, such as futures, options, and swaps.

The Fund's manager, Accessor Capital Management LP ("Accessor" or "Money Manager") utilizes a core/satellite approach to managing the Fund. The core portfolio is designed to have less portfolio turnover than the satellite portfolio, while the satellite portfolio will be more actively managed and may add additional assets that are not part of the core portfolio, as discussed below.

The core portfolio will consist generally of investments that provide exposure to the commodity markets through such instruments as structured notes, ETFs, ETNs and commodities futures contracts relating to such instruments, and exposure to the currency markets through such instruments as structured notes, ETFs, ETNs and currency options and forwards relating to such instruments and investments in underlying funds that (i) invest in domestic and international real estates including real estate investment trusts ("REITs"), (ii) seek to track a broad U.S. real estate benchmark, and (iii) seek to track a broad international real estate benchmark. The core portfolio may represent 50% to 100% of the overall portfolio, but the Money Manager anticipates that the core portfolio will typically comprise approximately 75% of the Fund.

The remainder (or satellite portfolio) of the Fund will be allocated among other alternative asset classes not included in the core portfolio. These asset classes may include emerging markets debt, international sovereign bonds and bank loans. However, the Money Manager may invest in any other non-traditional asset class that the Money Manager believes may provide returns that have weak correlation to traditional asset classes.

The Fund will invest directly in fixed income securities rated investment grade. However, underlying funds in which the Fund invests may themselves invest in underlying investments rated below investment grade.

At the Money Manager's discretion, the Fund may invest a substantial portion of its assets in cash, cash equivalents, high quality short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, political or economic conditions.

The Money Manager uses a combination of techniques and strategies to achieve the Fund's investment objective but primarily relies on a top-down systematic approach. This top-down approach generally utilizes the following four broad factors: Valuation, Growth, Macroeconomic Conditions, and Sentiment.

Valuation: This broad factor includes several sub-components that focus on relative market valuations using common metrics such as forward P/E (price to earnings ratio), earnings spreads, and yields. The Money Manager believes that capital markets have efficient characteristics, meaning that market participants receive and act on all information as soon as it is available. However, the value of certain asset classes may become disproportionately attractive to the general market and this might present an opportunity to take advantage of these perceived mispricings of assets in order to achieve the Fund's investment objective. In the Money Manager's opinion, valuation may help indicate how various asset classes perform over time relative to the broad securities market.

Growth: The second broad factor reviews the growth of corporate earnings and cash flows using metrics such as analyst estimate revisions, positive and negative earning surprises, and year-over-year revenue and earnings growths. The growth or decline of corporate earnings and cash flow can have widespread ramifications on global capital markets. The Money Manager believes that these fundamental changes in corporate financials may create unique opportunities to take advantage of long term trends in order to achieve the Fund's investment objective.

Macroeconomic Conditions: The third broad factor is used for determining the long-term trends of the various asset classes in which the Fund invests. Macroeconomic data plays a significant role in the management of the Fund and includes items such as forecasted Gross Domestic Product (GDP) growth, leading indicators, inflation, trade balance/currency strength, monetary policy expectation and housing market. Overall, the Fund attempts to realize the investment objective by optimally positioning the portfolio in order to take advantage of long-term macroeconomic trends.

Sentiment: This last factor is used to track market momentum. This factor considers several items such as moving averages, investor sentiment polls, fund flows, Fed funds futures contracts and credit default swap spreads.

In addition to the above-mentioned factors, the Fund's allocations are reviewed by Accessor's Investment Policy Committee, which provides overall guidance on the Fund's strategy. However, the Fund is subject to daily movements and the portfolio managers may deviate from the general strategy in order to meet the Fund's investment objective and maintain liquidity.
Accessor may seek to protect a position or positions within the Fund's portfolio through hedging techniques such as covered calls or through the use of swaps. These techniques are used primarily for managing the risk of specific positions and not for the purpose of speculation.

Principal Investment Risks The Fund's share price will fluctuate. You could lose money on your investment in the Fund, just as you could with other investments. The principal risks of investing in the Fund and the risks of underlying funds in which the Fund invests are listed below. For additional information regarding risks of investing in the Fund, please see the section titled "Securities and Risks" beginning on page 12.

Principal Risks of Investing in the Fund

Market Risk. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Allocation Risk. The Fund could miss attractive investment opportunities caused by underweighting or overweighting markets due to allocation decisions between equity securities, fixed income securities, and certain derivatives of these securities.

Management Risk. The strategy that the Money Manager uses may fail to produce the intended result or the Money Manager's judgment about the attractiveness of a particular market or security may prove to be incorrect.

Asset Class Risk. Issuers within an asset class, industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

Issuer Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

Government Sponsored Enterprises (GSEs) Risk. Certain GSEs (such as Freddie Mac, Fannie Mae and Federal Home Loan Bank (FHLB)) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. Therefore, GSEs are subject to credit risk.

Commodity Risk. The Fund's investments in commodity-linked derivative instruments, such as structured notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. The Fund's ability to invest in commodity-related investments may be limited by tax considerations.

Structured Note Risk. The Fund intends to invest in commodity-linked structured notes (which would be linked to a basket of commodities such as precious metals, energy or agricultural products, among others) and financial-linked structured notes (which would be linked to a basket of currencies or interest rate futures) to a significant extent. A highly liquid secondary market may not exist for the commodity- and financial-linked structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the commodity- and financial-linked structured notes it holds at an acceptable price or accurately value them.

Real Estate Risk. Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Counterparty Credit Risk. Commodity and financial-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund will invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent the Fund focuses its investments in a limited number of issuers it will be more susceptible to the risks associated with those issuers.

Credit Risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal.

Derivatives Risk. Derivatives, such as futures, options and swaps, are investments that derive their value from an underlying investment or group of investments. The primary risk of derivatives is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

ETF and ETN Risk. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index. ETFs or ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index.

Levered ETFs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs.

ETF/ETN Net Asset Value/Market Price Risk. The market value of ETF or ETN shares may differ from their net asset value (NAV). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

Currency Risk. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Inflation Risk. Over time, the real value of your investment in the Fund may be eroded by inflation.

U.S. Government Securities Risk. Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Land Banks, Fannie Mae, Freddie Mac and other similar agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury and others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

Mortgage-backed Securities Risk. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund's investment in mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as it may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

Liquidity Risk. The securities purchased by the Fund may trade infrequently and be quite volatile. This means that they may be harder to purchase or sell at a fair price. In addition, the Fund may engage in over-the-counter (OTC) transactions involving securities or derivatives that may have limited product lines, markets or financial resources. Many OTC stocks and derivatives trade less frequently and in smaller volume than exchange listed stocks. The inability to purchase or sell these securities at a fair price could have a negative impact on the Fund's performance. The Fund may invest up to 15% of its net assets in illiquid securities.

Non-Diversified Risk. Because the Fund is classified as a non-diversified fund, it is able to invest its assets in a more limited number of issuers than a diversified fund. As a result, the decline in the market value of a particular fund or other security held by the Fund may directly affect the Fund's NAV more than if the Fund were operated as a diversified fund.

Investments in Other Investment Companies Risk. The Fund may invest in shares of other investment companies (i.e., underlying funds). Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

Principal Risks of the Fund's Investments in Underlying Funds

Bank Loan Risk. Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Indebtedness of companies whose credit worthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, which may be substantial. Consequently, when investing in indebtedness of companies with poor credit, an underlying fund bears a substantial risk of losing the entire amount invested. If an underlying fund purchases a loan, it may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower. Corporate loans in which the underlying fund may invest may be unrated and generally will not be registered with the Securities and Exchange Commission
(SEC) or listed on a securities exchange. In addition, the amount of public information available with respect to corporate loans generally will be less extensive than that available for more widely rated, registered and exchange-listed securities. As a result, corporate loans generally are more difficult to value than more widely rated, registered and exchange-listed securities.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. Dollar.

Commodity Risk. An underlying fund's investments in commodity-linked derivative instruments may subject the underlying fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. An underlying fund's ability to invest in commodity-related investments may be limited by tax considerations.

Convertible Securities Risk. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise.

Currency Risk. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to an underlying fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Derivatives Risk. Derivatives are investments that derive their value from an underlying investment or group of investments. The primary risk of derivatives is that changes in the market value of securities held by the underlying fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the underlying to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the underlying funds' assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Interest Rate Risk. When interest rates rise, the prices of fixed income securities in the underlying funds' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the underlying funds' portfolio will generally rise.

International Fixed Income Securities Risk. The prices of the fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit worthiness of individual issuers, including governments and their agencies. Generally, the fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the underlying funds.

The foreign sovereign debt securities and "Brady Bonds" that the underlying funds purchase involve specific risks, including the risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Prepayment and Extension Risk. The issuer of a debt security has the ability to repay principal prior to a security's maturity, which can adversely affect the underlying funds' yield, particularly during periods of declining interest rates. Rising interest rates may cause prepayments to occur at slower than expected rates, which effectively lengthen the maturities of the affected securities, making them more sensitive to interest rate changes and the underlying funds' NAV more volatile.

REITs Risk. REITs are issuers that invest in interests in real estate, including mortgages. REITs may not be diversified and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

----------------------------------
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.
----------------------------------------

Security Types

ETFs. ETFs are funds whose shares are traded on a national exchange or the National Association of Securities Dealers' Automatic Quotation System (Nasdaq). ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as "creation units." The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, Fund shareholders will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF. Because ETFs are investment companies, investment by a mutual fund in such funds, absent exemptive relief, would be limited under applicable federal statutory provisions. Those provisions restrict a mutual fund's investment in the shares of another investment company to not more than 5% of its assets (and not more than 3% of the securities of any other investment company) and limit aggregate investments by a mutual fund in all investment companies to 10% of the mutual fund's assets. The Fund may invest in excess of those statutory limits in specific ETFs in reliance on an exemptive order issued to that specific ETF, provided that certain conditions are met. The Money Manager intends to meet the conditions necessary to maintain the exemptive relief. ETFs are generally mutual funds, index funds or trusts that are listed on an exchange and can be traded intraday. Investors can buy or sell shares in the collective performance of an entire stock or bond portfolio as a single security. Exchange traded funds add the flexibility, ease and liquidity of stock trading to the benefits of traditional index fund investing. ETFs are designed to generally track an equity or bond index, commodity or currency.

ETNs. ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Holding Company Depository Receipts (HOLDRs). HOLDRs are securities that represent ownership in the common stock or American Depository Receipts (ADRs) of specified companies in a particular industry, sector or group. Both ETFs and HOLDRs represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient.

Investment Companies. A corporation, trust, or partnership that invests pooled shareholder dollars in securities appropriate to the organization's objective. Mutual funds, closed-end funds, and Unit Investment Trusts (UITs) are the three types of investment companies.

Repurchase Agreements. The Fund may enter into repurchase agreements, in which the Fund purchases securities from a bank or broker-dealer that then agrees to repurchase the securities at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities, which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements will not be entered into unless their repurchase maturity occurs within seven days or less and, the securities subject to repurchase are composed of only securities that could otherwise be owned by the Fund if not subject to a repurchase agreement.

Structured Notes. A debt obligation that may contain an embedded derivative component with characteristics that adjust the security's risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

The Fund's investment in commodities will be effected primarily through the purchase of a levered structured note. However, it is not the intent to provide levered exposure to the commodities market. The Money Manager will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as Treasuries and agencies. The combination of the levered structured note and the separate pool of Treasuries and agencies is designed to replicate the performance of the broad commodity markets and will be managed for the exposure to the commodity market. For example, if the Fund were to hold a structured note with 3x exposure to a specified commodity index and the Money Manager hoped to achieve $15 million in exposure, the Money Manager would invest $5 million in the structured note and $10 million in Treasuries and agencies. When the investment performance of the structured note, Treasuries and agencies is viewed together, the total investment is designed to approximate the unlevered performance of the index underlying the structured note.

The following describes some of security types in which the Fund's underlying funds may invest.

Asset-Backed Securities. Asset-backed securities are securities backed by notes or receivables, against assets other than real estate.

Debt Securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage and other asset-backed securities.

High Yield Corporate Debt Securities. High-yield corporate debt securities are often issued as a result of corporate restructurings - such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or by highly leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. These types of securities, also known as "junk bonds," are considered speculative by the major rating agencies and rated lower than BBB by S&P or lower than Baa by Moody's.

Money Market Securities. Money market securities are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity.

Mortgage-Related Securities. Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

Options, Futures, Swaps and Other Derivatives. The Fund and the underlying funds may use techniques such as buying and selling options or futures contracts in an attempt to change their exposure to security prices, currency values, or other factors that affect the value of the Fund's portfolio.

--------------------------------------------------------------------------------
                              ACCESSOR FUNDS, INC.

                        SUPPLEMENT DATED FEBRUARY 8, 2008
                                     TO THE
               INVESTOR CLASS SHARES PROSPECTUS DATED APRIL 30, 2007
--------------------------------------------------------------------------------
      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.

--------------------------------------------------------------------------------
           [LOGO] ACCESSOR

--------------------------------------------------------------------------------

             NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

The third paragraph on page 3 of the Prospectus is restated in its entirety, as follows:

     Each of the Accessor Allocation Funds is a "fund of funds" and shares the same investment approach. Each Allocation Fund seeks to maintain a mix of asset classes within an established range, and each invests in a combination of the Advisor Class Shares of the Underlying Funds and the Accessor Strategic Alternatives Fund, which represent specific market segments. The Allocation Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Allocation Fund pursues a different investment goal by investing in different combinations of the Underlying Funds, which are described in this Prospectus, and the Accessor Strategic Alternatives Fund, which is offered through a separate prospectus (see Appendix B for a more complete description of this Fund). You may choose to invest in any of the Allocation Funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Allocation Fund's performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Allocation Funds seek to offer additional diversification through a single investment.

                                     *****
Changes to the Allocation Funds
-------------------------------

Accessor Capital has made changes to the investment options and the ranges of the Allocation Funds, which are set out on pages 22, 24, 27, 30, 33 and 36 of the Prospectus. In the Details section for each Allocation Fund, the Principal Investment Strategy & Goal and the new ranges for each Allocation Fund are restated in their entirety.

INCOME ALLOCATION FUND
-----------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four Fixed-Income Underlying Funds and the money market Underlying Fund, and may invest in a limited amount of the four Equity Underlying Funds and the Accessor Strategic Alternatives Fund. As of January 30, 2008, the target allocation between the asset classes was approximately 88% and 12%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a conservative asset allocation strategy and is designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

--------------------------------------------------------------------------------
                                                         ASSET ALLOCATION
ACCESSOR FUNDS                                          RANGE           TARGET
                                                  MINIMUM   MAXIMUM   ALLOCATION
--------------------------------------------------------------------------------
Underlying Equity Funds -                         0.0%        10.0%        0.0%
Advisor Class Shares
         Growth                                   0.0%         5.0%        0.0%
         Value                                    0.0%         5.0%        0.0%
         Small to Mid Cap                         0.0%         5.0%        0.0%
         International Equity                     0.0%         5.0%        0.0%

Stragetic Alternatives*                           0.0%        10.0%        0.0%
         Strategic Alternatives                   0.0%        10.0%        0.0%

Underlying Fixed-Income Funds -                  50.0%        95.0%       88.0%
Advisor Class Shares
         High Yield Bond                         10.0%        40.0%       20.0%
         Intermediate Fixed-Income               10.0%        50.0%       25.0%
         Short-Intermediate Fixed-Income         10.0%        50.0%       18.0%
         Mortgage Securities                     10.0%        50.0%       25.0%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                              5.0%        40.0%       12.0%
         U.S. Government Money***                 5.0%        40.0%       12.0%

--------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------


INCOME & GROWTH ALLOCATION FUND DETAILS
---------------------------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four equity Underlying Funds, the four Fixed-Income Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund. As of January 30, 2008, the target allocation between the asset classes was approximately 29.0%, 58.0%, 5.0% and 8.0%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a somewhat conservative asset allocation strategy and is designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

--------------------------------------------------------------------------------
                                                       ASSET ALLOCATION
                                                    Range               Target
Accessor Funds                               Minimum      Maximum   Allocation
--------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                           20.0%        40.0%        29.0%
         Growth                                 0.0%        20.0%         7.0%
         Value                                  0.0%        20.0%         7.0%
         Small to Mid Cap                       0.0%        10.0%         3.5%
         International Equity                   5.0%        20.0%        11.5%

Stragetic Alternatives*                         0.0%        10.0%         5.0%
         Strategic Alternatives                 0.0%        10.0%         5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                           25.0%        80.0%        58.0%
         High Yield Bond                        5.0%        30.0%        13.0%
         Intermediate Fixed-Income              5.0%        40.0%        16.5%
         Short-Intermediate Fixed-Income        5.0%        40.0%        11.8%
         Mortgage Securities                    5.0%        40.0%        16.8%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                            0.0%        35.0%         8.0%
         U.S. Government Money***               0.0%        35.0%         8.0%

--------------------------------------------------------------------------------
*The Accessor Strategic Alternatives Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

BALANCED ALLOCATION FUND
------------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four Equity Underlying Funds, the four Fixed-Income Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund. As of January 30, 2008, the allocation between the asset classes was approximately 47.5%, 41.8%, 5.0% and 5.8%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. At all times the Fund intends to maintain at least 40% in Equity Underlying Funds and at least 25% in Fixed-Income Underlying Funds. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

--------------------------------------------------------------------------------
                                                 ASSET ALLOCATION

                                                      Range             Target
Accessor Funds                                 Minimum      Maximum   Allocation
--------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                             40.0%        60.0%        47.5%
         Growth                                   5.0%        25.0%        11.5%
         Value                                    5.0%        25.0%        11.5%
         Small to Mid Cap                         0.0%        15.0%         6.0%
         International Equity                    10.0%        30.0%        18.5%

Stragetic Alternatives*                           0.0%        10.0%         5.0%
         Strategic Alternatives                   0.0%        10.0%         5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                             25.0%        60.0%        41.8%
         High Yield Bond                          0.0%        25.0%         9.5%
         Intermediate Fixed-Income                0.0%        30.0%        11.8%
         Short-Intermediate Fixed-Income          0.0%        30.0%         8.5%
         Mortgage Securities                      0.0%        30.0%        12.0%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                              0.0%        25.0%         5.8%
         U.S. Government Money***                 0.0%        25.0%         5.8%

-------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

GROWTH & INCOME ALLOCATION FUND
-------------------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four Equity Underlying Funds, the four Fixed-Income Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund. As of January 30, 2008, the target allocation between the asset classes was approximately 57.0%, 33.0%, 5.0% and 5.0%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

--------------------------------------------------------------------------------
                                                           ASSET ALLOCATION
                                                          Range          Target
Accessor Funds                                    Minimum   Maximum   Allocation
--------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                                50.0%     70.0%   57.0%
         Growth                                     10.0%     30.0%   13.8%
         Value                                      10.0%     30.0%   13.8%
         Small to Mid Cap                            0.0%     20.0%    6.8%
         International Equity                       12.5%     35.0%   22.8%

Stragetic Alternatives*                              0.0%     10.0%    5.0%
         Strategic Alternatives                      0.0%     10.0%    5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                                10.0%     50.0%   33.0%
         High Yield Bond                             0.0%     20.0%    7.5%
         Intermediate Fixed-Income                   0.0%     25.0%    9.5%
         Short-Intermediate Fixed-Income             0.0%     25.0%    6.5%
         Mortgage Securities                         0.0%     25.0%    9.5%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                                 0.0%     20.0%    5.0%
         U.S. Government Money***                    0.0%     20.0%    5.0%

--------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

GROWTH ALLOCATION FUND
-----------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four Equity Underlying Funds, the four Fixed-Income Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund. As of January 30, 2008, the target allocation between the asset classes was approximately 76.0%, 16.8%, 5.0% and 2.3%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses an aggressive asset allocation strategy and is designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more.

--------------------------------------------------------------------------------
                                                      ASSET ALLOCATION
                                                    Range             Target
Accessor Funds                               Minimum      Maximum   Allocation
-------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                           70.0%        90.0%        76.0%
         Growth                                10.0%        40.0%        18.3%
         Value                                 10.0%        40.0%        18.3%
         Small to Mid Cap                       0.0%        25.0%         9.0%
         International Equity                  20.0%        45.0%        30.5%

Stragetic Alternatives*                         0.0%        10.0%         5.0%
         Strategic Alternatives                 0.0%        10.0%         5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                            0.0%        30.0%        16.8%
         High Yield Bond                        0.0%        15.0%         3.8%
         Intermediate Fixed-Income              0.0%        15.0%         4.8%
         Short-Intermediate Fixed-Income        0.0%        15.0%         3.5%
         Mortgage Securities                    0.0%        15.0%         4.8%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                            0.0%        15.0%         2.3%
         U.S. Government Money***               0.0%        15.0%         2.3%


--------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

AGGRESSIVE GROWTH ALLOCATION FUND
----------------------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four equity Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund and may invest in a limited amount of the four Underlying Fixed-Income Funds. As of January 30, 2008, the target allocation between the asset classes was approximately 94.0%, 5.0% and 1.0%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a very aggressive asset allocation strategy and is designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

--------------------------------------------------------------------------------
                                                    ASSET ALLOCATION
                                                       Range            Target
Accessor Funds                                 Minimum      Maximum   Allocation
--------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                             85.0%       100.0%        94.0%
         Growth                                  10.0%        40.0%        22.5%
         Value                                   10.0%        40.0%        22.5%
         Small to Mid Cap                         5.0%        25.0%        11.5%
         International Equity                    25.0%        50.0%        37.5%

Stragetic Alternatives*                           0.0%        10.0%         5.0%
         Strategic Alternatives                   0.0%        10.0%         5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                              0.0%        15.0%         0.0%
         High Yield Bond                          0.0%        10.0%         0.0%
         Intermediate Fixed-Income                0.0%         5.0%         0.0%
         Short-Intermediate Fixed-Income          0.0%         5.0%         0.0%
         Mortgage Securities                      0.0%         5.0%         0.0%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                              0.0%         5.0%         1.0%
         U.S. Government Money***                 0.0%         5.0%         1.0%

--------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

                                     *****

Changes in Principal Investment Risks for the Allocation Funds
--------------------------------------------------------------

In the Detail section of each Allocation Fund, except the Income Allocation Fund, the following principal risk of investing in the Allocation Fund is restated in its entirety:

o Allocation Risk. The Fund's investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds and the Accessor Strategic Allocation Fund.

In the Detail section of each Allocation Fund, except the Income Allocation Fund, the following risks of the Accessor Strategic Alternative Fund are added:

o Commodity Risk. The Fund's investments in commodity-linked derivative instruments, such as structured notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. The Fund's ability to invest in commodity-related investments may be limited by tax considerations.

o  Counterparty   Credit  Risk.   Commodity  and   financial-linked   derivative
instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund will invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent the Fund focuses its investments in a limited number of issuers it will be more susceptible to the risks associated with those issuers.

o ETF and ETN Risk. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index. ETFs or ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index.

Levered ETFs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs.

o ETF/ETN Net Asset Value/Market Price Risk. The market value of ETF or ETN shares may differ from their net asset value (NAV). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

o Investments in Other Investment Companies Risk. The Fund may invest in shares of other investment companies (i.e., underlying funds). Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

                                     *****

Changes to Fund Expenses
-------------------------

In the Fund Expense Tables, the expenses for the Allocation Funds are restated to reflect revised estimated expenses as follows:

                                                                     INCOME &                  GROWTH &                AGGRESSIVE
                                                         INCOME       GROWTH       BALANCED      INCOME      GROWTH       GROWTH
ALLOCATION FUNDS                                        ALLOCATION  ALLOCATION   ALLOCATION   ALLOCATION   ALLOCATION   ALLOCATION


Management Fees(4)                                      0.10%           0.10%      0.10%        0.10%        0.10%        0.10%
Distribution & Service (12b-1)Fees                      0.25%           0.25%      0.25%        0.25%        0.25%        0.25%
Other Expenses(7)                                       0.56%           0.41%      0.33%        0.33%        0.32%        0.35%
Acquired Funds Fees and Expenses (8)                    0.82%           0.94%      1.00%        1.03%        1.10%        1.15%
                                                        --------------------------------------------------------------------------
Total Annual Fund Operating Expense                     1.73%           1.70%      1.68%        1.71%        1.77%        1.85%



--------------------------------------------------------------------------------
(4) MANAGEMENT FEES CONSIST OF THE MANAGEMENT FEE PAID TO ACCESSOR CAPITAL AND THE FEES PAID TO THE MONEY MANAGERS OF THE UNDERLYING FUNDS. ACCESSOR CAPITAL RECEIVES ONLY THE MANAGEMENT FEE AND NOT A MONEY MANAGER FEE FOR THE U. S. GOVERNMENT MONEY FUND THAT IT MANAGES DIRECTLY.
(7) THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION ALLOWING THE ALLOCATION FUNDS TO ENTER INTO AN AGREEMENT WITH THE UNDERLYING FUNDS UNDER WHICH THE UNDERLYING FUNDS WILL BEAR CERTAIN OF THE ALLOCATION FUNDS' OTHER EXPENSES TO THE EXTENT THAT THE UNDERLYING FUNDS DERIVE FINANCIAL AND OTHER BENEFITS AS A RESULT OF INVESTMENTS FROM THE FUNDS. INVESTORS IN THE ALLOCATION FUNDS WILL INDIRECTLY BEAR A PORTION OF SUCH "OTHER EXPENSES" THROUGH THE ALLOCATION FUNDS' INVESTMENT IN THE UNDERLYING FUNDS.
(8) ACQUIRED FUNDS FEES AND EXPENSES ARE BASED ON THE ESTIMATED FEES AND EXPENSES FOR THE UNDERLYING FUNDS AND THE ACCESSOR STRATEGIC ALTERNATIVES FUND. IF HISTORICAL FEES AND EXPENSES HAD BEEN USED, THE ACQUIRED FUNDS FEES AND EXPENSES FOR THE ALLOCATION FUNDS WOULD HAVE BEEN 0.64%, 0.83%, 0.95%, 1.00%, 1.11%, 1.16% RESPECTIVELY.


Changes to Expense Example
--------------------------

The Expense Example for the Investor Class Shares of the Allocation Funds are restated to reflect revised estimated expenses as follows:


The Example shows what an investor in Investor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of any applicable redemption fee or the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the
Fund's operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                ONE YEAR        THREE YEARS     FIVE YEARS      TEN YEARS


ALLOCATION FUNDS (1)
Income Allocation                               $182            $ 562           $ 968           $2,100
Income & Growth Allocation                       177              550             946            2,056
Balanced Allocation                              175              543             936            2,033
Growth & Income Allocation                       179              553             952            2,067
Growth Allocation                                185              572             984            2,133
Aggressive Growth Allocation                     193              598           1,027            2,222




--------------------------------------------------------------------------------
(1) THE EXPENSE EXAMPLE FOR THE ALLOCATION FUNDS REFLECTS THE AGGREGATE OF THE DIRECT AND INDIRECT COSTS OF INVESTING IN THE ALLOCATION FUNDS THAT IS, IT INCLUDES THE COSTS ASSOCIATED WITH INVESTING IN THE UNDERLYING FUNDS AND THE STRATEGIC ALTERNATIVES FUND.
--------------------------------------------------------------------------------

                                     *****

Changes to Summary of Principal Risks Table
--------------------------------------------

The table summarizing principal risks for the Allocation Funds is restated in its entirety as follows:

--------------------------------------------------------------------------------
                        LEVEL OF RISK  ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                INCOME &                  GROWTH &                  AGGRESSIVE
RISK                                 INCOME      GROWTH      BALANCED      INCOME        GROWTH       GROWTH



Allocation Risk                        |)          |)           |)           |)            |)          |)
Bond Market Volatility                 o           o            |)           |)            ( )         -
Commodity Risk                         -           ( )          ( )          ( )           ( )         ( )
Company Risk                           ( )         ( )          ( )          ( )           |)          |)
Counterparty Risk                      -           ( )          ( )          ( )           ( )         ( )
Credit Risk                            |)          |)           |)           ( )           ( )         -
ETF & ETN Risk                         -           ( )          ( )          ( )           ( )         ( )
Foreign Exposure                       -           ( )          ( )          |)            |)          o
Government Sponsored Enterprises        o          |)           |)           ( )           ( )         -
Inflation Risk                          o          |)           ( )          ( )           ( )         ( )
Issuer Risk                             o          o            |)           |)           ( )          -
Lower Rated Debt Securities            ( )         ( )          |)           |)            |)          -
Other RIC Risk                         -           ( )          ( )          ( )           ( )         ( )
Portfolio Turnover                     ( )         ( )          ( )          ( )           ( )         ( )
Prepayment Risk                        |)          ( )          ( )          ( )           ( )         -
Short Sales Risk                       -           ( )          ( )          ( )           |}          |}
Small to Mid Cap Company Risk          -           ( )          ( )          ( )           |)          |)
Stock Market Volatility                -           ( )          |)           |)             o           o

--------------------------------------------------------------------------------
Key:             -    n/a          ( )  low          |) medium           o  high
--------------------------------------------------------------------------------

                                     *****

Changes to Management, Organization and Capital Structure
---------------------------------------------------------

The section regarding Accessor Capital Management LP in Management, Organization and Capital Structure is restated in its entirety as follows:

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND & ALLOCATION FUNDS|
-------------------------------------------- |

MANAGER  Accessor Capital Management LP ("Accessor Capital")
         1420 Fifth Avenue, Suite 3600, Seattle, WA 98101

Accessor Capital has managed the U.S. Government Money Fund directly since September 7, 1994 and the Allocation Funds since December 27, 2000. Accessor Capital was founded in 1991 and has approximately $2.99 billion in assets under management as of December 31, 2006.

Prior to January 2007, a specific individual was responsible for monitoring the performance of the Money Managers of the Underlying Funds as well as the management of the U.S. Government Money Fund, the Allocation Funds and the Accessor Strategic Alternatives Fund. Effective January 2007, an investment committee has been primarily responsible for monitoring the performance of the Money Managers of the Underlying Funds as well as the management of the U.S. Government Money Fund and the Allocation Funds. The investment committee consists of J. Anthony Whatley III, Executive Director, Daniel L. Yeung, CFA, Senior Investment Officer, Nathan J. Rowader, Senior Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Whatley has been with Accessor Capital as the Executive Director since 1991 and is responsible for the overall management of the investment department and as the chair of the Investment Committee, he is responsible for the oversight of the Committee.

Mr. Yeung has been with Accessor Capital as the Senior Investment Officer since December 2006 and as a member of the Investment Committee since January 2007. He is primarily responsible for oversight and management and monitoring of the underlying Accessor Funds and the sub-advisers, as well as conducting investment research and analysis. Prior to Accessor Capital, Mr. Yeung was an institutional investment consultant at Morningstar Associates LLC from December 2002 to December 2006, conducting money-manager due diligence and providing asset-allocation services to major institutions, including insurance companies, large defined-contribution plans, banks and trust companies. Mr. Yeung was a research analyst at Morningstar, Inc. from June 1997 through December 2002 and has been a CFA Charterholder since 2000. Mr. Yeung received his MBA degree with concentrations in Analytic Finance and Accounting from the University of Chicago.

Mr.  Rowader  has been with  Accessor  Capital  since  February  2007,  first as
Investment Officer and member of the Investment Committee and from December 2007, as Senior Investment Officer. Mr. Rowader is primarily responsible for the day-to-day management and investment decisions for Allocation Funds and the Accessor Strategic Alternatives Fund. Prior to Accessor Capital, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with concentration in Finance from the University of Colorado.

Mr. Roberge has been with Accessor Capital since April 2002, first as an Operations Associate and from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. He has been a member of the Investment Committee since January 2007. He is primarily responsible for the day-to-day management and investment decisions for the U.S. Government Fund, trading and investment research functions. Prior to Accessor Capital, Mr. Roberge was Registered Representative at Diversified Financial Concepts, from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001.

The Statement of Additional Information provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

Accessor Capital directly invests the assets of the U.S. Government Money Fund and the Allocation Funds. Accessor Capital receives no additional fee beyond its management fee, as previously described, for these services.

                                     *****

Appendix B is added in its entirety as follows:

                                   Appendix B

[graphic] Accessor Strategic Alternatives Fund Details

Investment Objective The Accessor Strategic Alternatives Fund (the "Fund") seeks to provide long term capital appreciation and income. The Fund's investment objective is non-fundamental and may be changed without shareholder approval.

Principal Investment Strategies The Fund seeks to achieve its objective by investing at least 80% of its assets in asset classes that exhibit low historical correlations with global stock and bond markets. For purposes of this policy, obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or government sponsored enterprises that are held for the purpose of "covering" the Fund's obligations under other investments will be counted toward the 80%, if the investments for which they are held as coverage exhibit low historical correlations with global stock and bond markets. This policy may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. To achieve its objective, the Fund will invest primarily in alternative asset classes (such as real estate, a variety of commodity-related securities and currencies) that historically have had a low correlation to traditional asset classes (such as stocks, bonds and money market securities).

The Fund will seek exposure to alternative asset classes by investing in structured notes, exchanged traded notes (ETNs), exchange traded funds (ETFs), mutual funds, and closed-end funds (ETFs, mutual funds and closed-end funds are referred to as "underlying funds"). The Fund may also seek to obtain, or reduce, exposure to one or more alternative asset classes through investments in derivatives, such as futures, options, and swaps.

The Fund's manager, Accessor Capital Management LP ("Accessor" or "Money Manager") utilizes a core/satellite approach to managing the Fund. The core portfolio is designed to have less portfolio turnover than the satellite portfolio, while the satellite portfolio will be more actively managed and may add additional assets that are not part of the core portfolio, as discussed below.

The core portfolio will consist generally of investments that provide exposure to the commodity markets through such instruments as structured notes, ETFs, ETNs and commodities futures contracts relating to such instruments, and exposure to the currency markets through such instruments as structured notes, ETFs, ETNs and currency options and forwards relating to such instruments and investments in underlying funds that (i) invest in domestic and international real estates including real estate investment trusts ("REITs"), (ii) seek to track a broad U.S. real estate benchmark, and (iii) seek to track a broad international real estate benchmark. The core portfolio may represent 50% to 100% of the overall portfolio, but the Money Manager anticipates that the core portfolio will typically comprise approximately 75% of the Fund.

The remainder (or satellite portfolio) of the Fund will be allocated among other alternative asset classes not included in the core portfolio. These asset classes may include emerging markets debt, international sovereign bonds and bank loans. However, the Money Manager may invest in any other non-traditional asset class that the Money Manager believes may provide returns that have weak correlation to traditional asset classes.

The Fund will invest directly in fixed income securities rated investment grade. However, underlying funds in which the Fund invests may themselves invest in underlying investments rated below investment grade.

At the Money Manager's discretion, the Fund may invest a substantial portion of its assets in cash, cash equivalents, high quality short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, political or economic conditions.

The Money Manager uses a combination of techniques and strategies to achieve the Fund's investment objective but primarily relies on a top-down systematic approach. This top-down approach generally utilizes the following four broad factors: Valuation, Growth, Macroeconomic Conditions, and Sentiment.

Valuation: This broad factor includes several sub-components that focus on relative market valuations using common metrics such as forward P/E (price to earnings ratio), earnings spreads, and yields. The Money Manager believes that capital markets have efficient characteristics, meaning that market participants receive and act on all information as soon as it is available. However, the value of certain asset classes may become disproportionately attractive to the general market and this might present an opportunity to take advantage of these perceived mispricings of assets in order to achieve the Fund's investment objective. In the Money Manager's opinion, valuation may help indicate how various asset classes perform over time relative to the broad securities market.

Growth: The second broad factor reviews the growth of corporate earnings and cash flows using metrics such as analyst estimate revisions, positive and negative earning surprises, and year-over-year revenue and earnings growths. The growth or decline of corporate earnings and cash flow can have widespread ramifications on global capital markets. The Money Manager believes that these fundamental changes in corporate financials may create unique opportunities to take advantage of long term trends in order to achieve the Fund's investment objective.

Macroeconomic Conditions: The third broad factor is used for determining the long-term trends of the various asset classes in which the Fund invests. Macroeconomic data plays a significant role in the management of the Fund and includes items such as forecasted Gross Domestic Product (GDP) growth, leading indicators, inflation, trade balance/currency strength, monetary policy expectation and housing market. Overall, the Fund attempts to realize the investment objective by optimally positioning the portfolio in order to take advantage of long-term macroeconomic trends.

Sentiment: This last factor is used to track market momentum. This factor considers several items such as moving averages, investor sentiment polls, fund flows, Fed funds futures contracts and credit default swap spreads.

In addition to the above-mentioned factors, the Fund's allocations are reviewed by Accessor's Investment Policy Committee, which provides overall guidance on the Fund's strategy. However, the Fund is subject to daily movements and the portfolio managers may deviate from the general strategy in order to meet the Fund's investment objective and maintain liquidity.
Accessor may seek to protect a position or positions within the Fund's portfolio through hedging techniques such as covered calls or through the use of swaps. These techniques are used primarily for managing the risk of specific positions and not for the purpose of speculation.

Principal Investment Risks The Fund's share price will fluctuate. You could lose money on your investment in the Fund, just as you could with other investments. The principal risks of investing in the Fund and the risks of underlying funds in which the Fund invests are listed below. For additional information regarding risks of investing in the Fund, please see the section titled "Securities and Risks" beginning on page 12.

Principal Risks of Investing in the Fund

Market Risk. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Allocation Risk. The Fund could miss attractive investment opportunities caused by underweighting or overweighting markets due to allocation decisions between equity securities, fixed income securities, and certain derivatives of these securities.

Management Risk. The strategy that the Money Manager uses may fail to produce the intended result or the Money Manager's judgment about the attractiveness of a particular market or security may prove to be incorrect.

Asset Class Risk. Issuers within an asset class, industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

Issuer Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

Government Sponsored Enterprises (GSEs) Risk. Certain GSEs (such as Freddie Mac, Fannie Mae and Federal Home Loan Bank (FHLB)) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. Therefore, GSEs are subject to credit risk.

Commodity Risk. The Fund's investments in commodity-linked derivative instruments, such as structured notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. The Fund's ability to invest in commodity-related investments may be limited by tax considerations.

Structured Note Risk. The Fund intends to invest in commodity-linked structured notes (which would be linked to a basket of commodities such as precious metals, energy or agricultural products, among others) and financial-linked structured notes (which would be linked to a basket of currencies or interest rate futures) to a significant extent. A highly liquid secondary market may not exist for the commodity- and financial-linked structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the commodity- and financial-linked structured notes it holds at an acceptable price or accurately value them.

Real Estate Risk. Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Counterparty Credit Risk. Commodity and financial-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund will invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent the Fund focuses its investments in a limited number of issuers it will be more susceptible to the risks associated with those issuers.

Credit Risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal.

Derivatives Risk. Derivatives, such as futures, options and swaps, are investments that derive their value from an underlying investment or group of investments. The primary risk of derivatives is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

ETF and ETN Risk. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index. ETFs or ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index.

Levered ETFs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs.

ETF/ETN Net Asset Value/Market Price Risk. The market value of ETF or ETN shares may differ from their net asset value (NAV). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

Currency Risk. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Inflation Risk. Over time, the real value of your investment in the Fund may be eroded by inflation.

U.S. Government Securities Risk. Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Land Banks, Fannie Mae, Freddie Mac and other similar agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury and others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

Mortgage-backed Securities Risk. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund's investment in mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as it may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

Liquidity Risk. The securities purchased by the Fund may trade infrequently and be quite volatile. This means that they may be harder to purchase or sell at a fair price. In addition, the Fund may engage in over-the-counter (OTC) transactions involving securities or derivatives that may have limited product lines, markets or financial resources. Many OTC stocks and derivatives trade less frequently and in smaller volume than exchange listed stocks. The inability to purchase or sell these securities at a fair price could have a negative impact on the Fund's performance. The Fund may invest up to 15% of its net assets in illiquid securities.

Non-Diversified Risk. Because the Fund is classified as a non-diversified fund, it is able to invest its assets in a more limited number of issuers than a diversified fund. As a result, the decline in the market value of a particular fund or other security held by the Fund may directly affect the Fund's NAV more than if the Fund were operated as a diversified fund.

Investments in Other Investment Companies Risk. The Fund may invest in shares of other investment companies (i.e., underlying funds). Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

Principal Risks of the Fund's Investments in Underlying Funds

Bank Loan Risk. Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Indebtedness of companies whose credit worthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, which may be substantial. Consequently, when investing in indebtedness of companies with poor credit, an underlying fund bears a substantial risk of losing the entire amount invested. If an underlying fund purchases a loan, it may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower. Corporate loans in which the underlying fund may invest may be unrated and generally will not be registered with the Securities and Exchange Commission
(SEC) or listed on a securities exchange. In addition, the amount of public information available with respect to corporate loans generally will be less extensive than that available for more widely rated, registered and exchange-listed securities. As a result, corporate loans generally are more difficult to value than more widely rated, registered and exchange-listed securities.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. Dollar.

Commodity Risk. An underlying fund's investments in commodity-linked derivative instruments may subject the underlying fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. An underlying fund's ability to invest in commodity-related investments may be limited by tax considerations.

Convertible Securities Risk. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise.

Currency Risk. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to an underlying fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Derivatives Risk. Derivatives are investments that derive their value from an underlying investment or group of investments. The primary risk of derivatives is that changes in the market value of securities held by the underlying fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the underlying to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the underlying funds' assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Interest Rate Risk. When interest rates rise, the prices of fixed income securities in the underlying funds' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the underlying funds' portfolio will generally rise.

International Fixed Income Securities Risk. The prices of the fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit worthiness of individual issuers, including governments and their agencies. Generally, the fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the underlying funds.

The foreign sovereign debt securities and "Brady Bonds" that the underlying funds purchase involve specific risks, including the risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Prepayment and Extension Risk. The issuer of a debt security has the ability to repay principal prior to a security's maturity, which can adversely affect the underlying funds' yield, particularly during periods of declining interest rates. Rising interest rates may cause prepayments to occur at slower than expected rates, which effectively lengthen the maturities of the affected securities, making them more sensitive to interest rate changes and the underlying funds' NAV more volatile.

REITs Risk. REITs are issuers that invest in interests in real estate, including mortgages. REITs may not be diversified and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

----------------------------------
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.
----------------------------------------

Security Types

ETFs. ETFs are funds whose shares are traded on a national exchange or the National Association of Securities Dealers' Automatic Quotation System (Nasdaq). ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as "creation units." The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, Fund shareholders will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF. Because ETFs are investment companies, investment by a mutual fund in such funds, absent exemptive relief, would be limited under applicable federal statutory provisions. Those provisions restrict a mutual fund's investment in the shares of another investment company to not more than 5% of its assets (and not more than 3% of the securities of any other investment company) and limit aggregate investments by a mutual fund in all investment companies to 10% of the mutual fund's assets. The Fund may invest in excess of those statutory limits in specific ETFs in reliance on an exemptive order issued to that specific ETF, provided that certain conditions are met. The Money Manager intends to meet the conditions necessary to maintain the exemptive relief. ETFs are generally mutual funds, index funds or trusts that are listed on an exchange and can be traded intraday. Investors can buy or sell shares in the collective performance of an entire stock or bond portfolio as a single security. Exchange traded funds add the flexibility, ease and liquidity of stock trading to the benefits of traditional index fund investing. ETFs are designed to generally track an equity or bond index, commodity or currency.

ETNs. ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Holding Company Depository Receipts (HOLDRs). HOLDRs are securities that represent ownership in the common stock or American Depository Receipts (ADRs) of specified companies in a particular industry, sector or group. Both ETFs and HOLDRs represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient.

Investment Companies. A corporation, trust, or partnership that invests pooled shareholder dollars in securities appropriate to the organization's objective. Mutual funds, closed-end funds, and Unit Investment Trusts (UITs) are the three types of investment companies.

Repurchase Agreements. The Fund may enter into repurchase agreements, in which the Fund purchases securities from a bank or broker-dealer that then agrees to repurchase the securities at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities, which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements will not be entered into unless their repurchase maturity occurs within seven days or less and, the securities subject to repurchase are composed of only securities that could otherwise be owned by the Fund if not subject to a repurchase agreement.

Structured Notes. A debt obligation that may contain an embedded derivative component with characteristics that adjust the security's risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

The Fund's investment in commodities will be effected primarily through the purchase of a levered structured note. However, it is not the intent to provide levered exposure to the commodities market. The Money Manager will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as Treasuries and agencies. The combination of the levered structured note and the separate pool of Treasuries and agencies is designed to replicate the performance of the broad commodity markets and will be managed for the exposure to the commodity market. For example, if the Fund were to hold a structured note with 3x exposure to a specified commodity index and the Money Manager hoped to achieve $15 million in exposure, the Money Manager would invest $5 million in the structured note and $10 million in Treasuries and agencies. When the investment performance of the structured note, Treasuries and agencies is viewed together, the total investment is designed to approximate the unlevered performance of the index underlying the structured note.

The following describes some of security types in which the Fund's underlying funds may invest.

Asset-Backed Securities. Asset-backed securities are securities backed by notes or receivables, against assets other than real estate.

Debt Securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage and other asset-backed securities.

High Yield Corporate Debt Securities. High-yield corporate debt securities are often issued as a result of corporate restructurings - such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or by highly leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. These types of securities, also known as "junk bonds," are considered speculative by the major rating agencies and rated lower than BBB by S&P or lower than Baa by Moody's.

Money Market Securities. Money market securities are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity.

Mortgage-Related Securities. Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

Options, Futures, Swaps and Other Derivatives. The Fund and the underlying funds may use techniques such as buying and selling options or futures contracts in an attempt to change their exposure to security prices, currency values, or other factors that affect the value of the Fund's portfolio.

--------------------------------------------------------------------------------
                              ACCESSOR FUNDS, INC.

                        SUPPLEMENT DATED FEBRUARY 8, 2008
                                     TO THE
               A&C CLASSES SHARES PROSPECTUS DATED APRIL 30, 2007
--------------------------------------------------------------------------------
      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.

--------------------------------------------------------------------------------
           [LOGO] ACCESSOR

--------------------------------------------------------------------------------

             NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

The third paragraph on page 3 of the Prospectus is restated in its entirety, as follows:

     Each of the Accessor Allocation Funds is a "fund of funds" and shares the same investment approach. Each Allocation Fund seeks to maintain a mix of asset classes within an established range, and each invests in a combination of the Advisor Class Shares of the Underlying Funds and the Accessor Strategic Alternatives Fund, which represent specific market segments. The Allocation Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Allocation Fund pursues a different investment goal by investing in different combinations of the Underlying Funds, which are described in this Prospectus, and the Accessor Strategic Alternatives Fund, which is offered through a separate prospectus (see Appendix B for a more complete description of this Fund). You may choose to invest in any of the Allocation Funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Allocation Fund's performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Allocation Funds seek to offer additional diversification through a single investment.

                                     *****
Changes to the Allocation Funds
-------------------------------

Accessor Capital has made changes to the investment options and the ranges of the Allocation Funds, which are set out on pages 22, 24, 27, 30, 33 and 36 of the Prospectus. In the Details section for each Allocation Fund, the Principal Investment Strategy & Goal and the new ranges for each Allocation Fund are restated in their entirety.

INCOME ALLOCATION FUND
-----------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four Fixed-Income Underlying Funds and the money market Underlying Fund, and may invest in a limited amount of the four Equity Underlying Funds and the Accessor Strategic Alternatives Fund. As of January 30, 2008, the target allocation between the asset classes was approximately 88% and 12%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a conservative asset allocation strategy and is designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

--------------------------------------------------------------------------------
                                                         ASSET ALLOCATION
ACCESSOR FUNDS                                          RANGE           TARGET
                                                  MINIMUM   MAXIMUM   ALLOCATION
--------------------------------------------------------------------------------
Underlying Equity Funds -                         0.0%        10.0%        0.0%
Advisor Class Shares
         Growth                                   0.0%         5.0%        0.0%
         Value                                    0.0%         5.0%        0.0%
         Small to Mid Cap                         0.0%         5.0%        0.0%
         International Equity                     0.0%         5.0%        0.0%

Stragetic Alternatives*                           0.0%        10.0%        0.0%
         Strategic Alternatives                   0.0%        10.0%        0.0%

Underlying Fixed-Income Funds -                  50.0%        95.0%       88.0%
Advisor Class Shares
         High Yield Bond                         10.0%        40.0%       20.0%
         Intermediate Fixed-Income               10.0%        50.0%       25.0%
         Short-Intermediate Fixed-Income         10.0%        50.0%       18.0%
         Mortgage Securities                     10.0%        50.0%       25.0%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                              5.0%        40.0%       12.0%
         U.S. Government Money***                 5.0%        40.0%       12.0%

--------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------


INCOME & GROWTH ALLOCATION FUND DETAILS
---------------------------------------


PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four equity Underlying Funds, the four Fixed-Income Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund. As of January 30, 2008, the target allocation between the asset classes was approximately 29.0%, 58.0%, 5.0% and 8.0%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a somewhat conservative asset allocation strategy and is designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

--------------------------------------------------------------------------------
                                                       ASSET ALLOCATION
                                                    Range               Target
Accessor Funds                               Minimum      Maximum   Allocation
--------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                           20.0%        40.0%        29.0%
         Growth                                 0.0%        20.0%         7.0%
         Value                                  0.0%        20.0%         7.0%
         Small to Mid Cap                       0.0%        10.0%         3.5%
         International Equity                   5.0%        20.0%        11.5%

Stragetic Alternatives*                         0.0%        10.0%         5.0%
         Strategic Alternatives                 0.0%        10.0%         5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                           25.0%        80.0%        58.0%
         High Yield Bond                        5.0%        30.0%        13.0%
         Intermediate Fixed-Income              5.0%        40.0%        16.5%
         Short-Intermediate Fixed-Income        5.0%        40.0%        11.8%
         Mortgage Securities                    5.0%        40.0%        16.8%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                            0.0%        35.0%         8.0%
         U.S. Government Money***               0.0%        35.0%         8.0%

--------------------------------------------------------------------------------
*The Accessor Strategic Alternatives Fund is offered through a separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

BALANCED ALLOCATION FUND
------------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four Equity Underlying Funds, the four Fixed-Income Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund. As of January 30, 2008, the allocation between the asset classes was approximately 47.5%, 41.8%, 5.0% and 5.8%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. At all times the Fund intends to maintain at least 40% in Equity Underlying Funds and at least 25% in Fixed-Income Underlying Funds. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

--------------------------------------------------------------------------------
                                                 ASSET ALLOCATION

                                                      Range             Target
Accessor Funds                                 Minimum      Maximum   Allocation
--------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                             40.0%        60.0%        47.5%
         Growth                                   5.0%        25.0%        11.5%
         Value                                    5.0%        25.0%        11.5%
         Small to Mid Cap                         0.0%        15.0%         6.0%
         International Equity                    10.0%        30.0%        18.5%

Stragetic Alternatives*                           0.0%        10.0%         5.0%
         Strategic Alternatives                   0.0%        10.0%         5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                             25.0%        60.0%        41.8%
         High Yield Bond                          0.0%        25.0%         9.5%
         Intermediate Fixed-Income                0.0%        30.0%        11.8%
         Short-Intermediate Fixed-Income          0.0%        30.0%         8.5%
         Mortgage Securities                      0.0%        30.0%        12.0%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                              0.0%        25.0%         5.8%
         U.S. Government Money***                 0.0%        25.0%         5.8%

-------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

GROWTH & INCOME ALLOCATION FUND
-------------------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four Equity Underlying Funds, the four Fixed-Income Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund. As of January 30, 2008, the target allocation between the asset classes was approximately 57.0%, 33.0%, 5.0% and 5.0%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

--------------------------------------------------------------------------------
                                                           ASSET ALLOCATION
                                                          Range          Target
Accessor Funds                                    Minimum   Maximum   Allocation
--------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                                50.0%     70.0%   57.0%
         Growth                                     10.0%     30.0%   13.8%
         Value                                      10.0%     30.0%   13.8%
         Small to Mid Cap                            0.0%     20.0%    6.8%
         International Equity                       12.5%     35.0%   22.8%

Stragetic Alternatives*                              0.0%     10.0%    5.0%
         Strategic Alternatives                      0.0%     10.0%    5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                                10.0%     50.0%   33.0%
         High Yield Bond                             0.0%     20.0%    7.5%
         Intermediate Fixed-Income                   0.0%     25.0%    9.5%
         Short-Intermediate Fixed-Income             0.0%     25.0%    6.5%
         Mortgage Securities                         0.0%     25.0%    9.5%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                                 0.0%     20.0%    5.0%
         U.S. Government Money***                    0.0%     20.0%    5.0%

--------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

GROWTH ALLOCATION FUND
-----------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four Equity Underlying Funds, the four Fixed-Income Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund. As of January 30, 2008, the target allocation between the asset classes was approximately 76.0%, 16.8%, 5.0% and 2.3%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses an aggressive asset allocation strategy and is designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more.

--------------------------------------------------------------------------------
                                                      ASSET ALLOCATION
                                                    Range             Target
Accessor Funds                               Minimum      Maximum   Allocation
-------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                           70.0%        90.0%        76.0%
         Growth                                10.0%        40.0%        18.3%
         Value                                 10.0%        40.0%        18.3%
         Small to Mid Cap                       0.0%        25.0%         9.0%
         International Equity                  20.0%        45.0%        30.5%

Stragetic Alternatives*                         0.0%        10.0%         5.0%
         Strategic Alternatives                 0.0%        10.0%         5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                            0.0%        30.0%        16.8%
         High Yield Bond                        0.0%        15.0%         3.8%
         Intermediate Fixed-Income              0.0%        15.0%         4.8%
         Short-Intermediate Fixed-Income        0.0%        15.0%         3.5%
         Mortgage Securities                    0.0%        15.0%         4.8%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                            0.0%        15.0%         2.3%
         U.S. Government Money***               0.0%        15.0%         2.3%


--------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

AGGRESSIVE GROWTH ALLOCATION FUND
----------------------------------

PRINCIPAL INVESTMENT STRATEGY & GOAL The Fund generally invests in a combination of the four equity Underlying Funds, the Accessor Strategic Alternatives Fund and the money market Underlying Fund and may invest in a limited amount of the four Underlying Fixed-Income Funds. As of January 30, 2008, the target allocation between the asset classes was approximately 94.0%, 5.0% and 1.0%, respectively, as set forth below. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund's portfolio manager reserves the right to have the Fund's assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a very aggressive asset allocation strategy and is designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

--------------------------------------------------------------------------------
                                                    ASSET ALLOCATION
                                                       Range            Target
Accessor Funds                                 Minimum      Maximum   Allocation
--------------------------------------------------------------------------------
Underlying Equity Funds -
Advisor Class Shares                             85.0%       100.0%        94.0%
         Growth                                  10.0%        40.0%        22.5%
         Value                                   10.0%        40.0%        22.5%
         Small to Mid Cap                         5.0%        25.0%        11.5%
         International Equity                    25.0%        50.0%        37.5%

Stragetic Alternatives*                           0.0%        10.0%         5.0%
         Strategic Alternatives                   0.0%        10.0%         5.0%

Underlying Fixed-Income Funds -
Advisor Class Shares                              0.0%        15.0%         0.0%
         High Yield Bond                          0.0%        10.0%         0.0%
         Intermediate Fixed-Income                0.0%         5.0%         0.0%
         Short-Intermediate Fixed-Income          0.0%         5.0%         0.0%
         Mortgage Securities                      0.0%         5.0%         0.0%

Underlying Money Market Fund/Cash** -
Advisor Class Shares                              0.0%         5.0%         1.0%
         U.S. Government Money***                 0.0%         5.0%         1.0%

--------------------------------------------------------------------------------
* The  Accessor  Strategic  Alternatives  Fund is  offered  through  a  separate prospectus. See Appendix B for a more detailed description of this Fund, including investment strategy and principal risks.
**Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.
***Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

                                     *****

Changes in Principal Investment Risks for the Allocation Funds
--------------------------------------------------------------

In the Detail section of each Allocation Fund, except the Income Allocation Fund, the following principal risk of investing in the Allocation Fund is restated in its entirety:

o Allocation Risk. The Fund's investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds and the Accessor Strategic Allocation Fund.

In the Detail section of each Allocation Fund, except the Income Allocation Fund, the following risks of the Accessor Strategic Alternative Fund are added:

o Commodity Risk. The Fund's investments in commodity-linked derivative instruments, such as structured notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. The Fund's ability to invest in commodity-related investments may be limited by tax considerations.

o  Counterparty   Credit  Risk.   Commodity  and   financial-linked   derivative
instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund will invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent the Fund focuses its investments in a limited number of issuers it will be more susceptible to the risks associated with those issuers.

o ETF and ETN Risk. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index. ETFs or ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index.

Levered ETFs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs.

o ETF/ETN Net Asset Value/Market Price Risk. The market value of ETF or ETN shares may differ from their net asset value (NAV). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

o Investments in Other Investment Companies Risk. The Fund may invest in shares of other investment companies (i.e., underlying funds). Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

                                     *****

Changes to Fund Expenses
-------------------------

In the Fund Expense Tables, the expenses for the Small to Mid Cap Fund are restated to reflect revised estimated expenses as follows:

                                                       SMALL TO    SMALL TO
                                                        MID CAP    MID CAP
                                                        A CLASS    C CLASS

Management Fees(7)                                      1.00%      1.00%
Distribution & Service (12b-1)Fees                      0.35%      1.00%
Other Expenses                                          0.28%      0.28%
Prime Brokerage Expenses                                0.10%      0.10%
                                                        -------    -----
Total Annual Fund Operating Expense                     1.73%      2.38%



In the Fund Expense Tables, the expenses for the Allocation Funds are restated to reflect revised estimated expenses as follows:

                                                            INCOME &
                                        INCOME              GROWTH             BALANCED
                                        ALLOCATION          ALLOCATION         ALLOCATION
                                        A CLASS   C CLASS   A CLASS  C CLASS   A CLASS   C CLASS
Management Fees(7)                      0.10%     0.10%     0.10%    0.10%     0.10%     0.10%
Distribution & Service (12b-1)Fees      0.25%     1.00%     0.35%    1.00%     0.35%     1.00%
Other Expenses(9)                       0.31%     0.31%     0.16%    0.16%     0.08%     0.08%
Acquired Funds Fees and Expenses(10)    0.82%     0.82%     0.94%    0.94%     1.00%     1.00%
                                        ====      ====      ====      ====      ====     ====
Total Annual Fund Operating Expenses    1.48%     2.23%     1.55%    2.20%     1.53%     2.18%





================================================================================
                                  FUND EXPENSES


                                            GROWTH &                             AGGRESSIVE
                                             INCOME             GROWTH             GROWTH
                                           ALLOCATION        ALLOCATION         ALLOCATION
                                       A CLASS   C CLASS  A CLASS   C CLASS   A CLASS  C CLASS

Management Fees(7)                      0.10%     0.10%     0.10%     0.10%     0.10%    0.10%
Distribution & Service (12b-1)Fees      0.35%     1.00%     0.35%     1.00%     0.35%    1.00%
Other Expenses (9)                      0.08%     0.08%     0.07%     0.07%     0.10%    0.10%
Acquired Funds Fees and Expense(10)     1.03%     1.03%     1.10%     1.10%     1.15%    1.15%
                                        ====      ====      ====      ====      ====     ====
Total Annual Fund Operating Expenses    1.56%     2.21%     1.62%     2.27%     1.70%    2.35%


--------------------------------------------------------------------------------
(7) MANAGEMENT FEES CONSIST OF THE MANAGEMENT FEE PAID TO ACCESSOR CAPITAL AND THE FEES PAID TO THE MONEY MANAGERS OF THE UNDERLYING FUNDS. ACCESSOR CAPITAL RECEIVES ONLY THE MANAGEMENT FEE AND NOT A MONEY MANAGER FEE FOR THE U. S. GOVERNMENT MONEY FUND THAT IT MANAGES DIRECTLY.
(9) THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION ALLOWING THE ALLOCATION FUNDS TO ENTER INTO AN AGREEMENT WITH THE UNDERLYING FUNDS UNDER WHICH THE UNDERLYING FUNDS WILL BEAR CERTAIN OF THE ALLOCATION FUNDS' OTHER EXPENSES TO THE EXTENT THAT THE UNDERLYING FUNDS DERIVE FINANCIAL AND OTHER BENEFITS AS A RESULT OF INVESTMENTS FROM THE FUNDS. INVESTORS IN THE ALLOCATION FUNDS WILL INDIRECTLY BEAR A PORTION OF SUCH "OTHER EXPENSES" THROUGH THE ALLOCATION FUNDS' INVESTMENT IN THE UNDERLYING FUNDS.
(10) ACQUIRED FUNDS FEES AND EXPENSES ARE BASED ON THE ESTIMATED FEES AND EXPENSES FOR THE UNDERLYING FUNDS AND THE ACCESSOR STRATEGIC ALTERNATIVES FUND. IF HISTORICAL FEES AND EXPENSES HAD BEEN USED, THE ACQUIRED FUNDS FEES AND EXPENSES FOR THE ALLOCATION FUNDS WOULD HAVE BEEN 0.64%, 0.83%, 0.95%, 1.00%, 1.11%, 1.16% RESPECTIVELY.


Changes to Expense Example
--------------------------

The Expense Example for the A Class and C Class Shares of the Small to Mid Cap Fund and the Allocation Funds are restated to reflect revised estimated expenses as follows:


================================================================================
                                  FUND EXPENSES
--------------------------------------------------------------------------------

The Example shows what an investor in a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of any applicable redemption fee or the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. The following example reflects the maximum initial sales charge in the first year for A Class Shares and reflects the CDSC for C Class Shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





                                          ONE YEAR          THREE YEARS          FIVE YEARS        TEN YEARS
                                    A CLASS  C CLASS   A CLASS    C CLASS   A CLASS C CLASS     A CLASS    C CLASS
UNDERLYING FUNDS
Small to Mid Cap                    $ 746    $ 355     $1,105     $ 868     $1,487    $1,408    $2,554     $2,879

ALLOCATION FUNDS (1)
Income Allocation                   $ 623     $ 339     $   935   $ 821     $ 1,268   $ 1,329    $2,207    $2,723
Income & Growth Allocation            727       335       1,048     809       1,390     1,308     2,353     2,681
Balanced Allocation                   725       333       1,042     802       1,380     1,298     2,332     2,660
Growth & Income Allocation            728       336       1,051     812       1,395     1,314     2,364     2,691
Growth Allocation                     734       342       1,069     831       1,426     1,345     2,428     2,754
Aggressive Growth Allocation          742       351       1,093     856       1,467     1,387     2,512     2,837

--------------------------------------------------------------------------------
(1) THE EXPENSE EXAMPLE FOR THE ALLOCATION FUNDS REFLECTS THE AGGREGATE OF THE DIRECT AND INDIRECT COSTS OF INVESTING IN THE ALLOCATION FUNDS THAT IS, IT INCLUDES THE COSTS ASSOCIATED WITH INVESTING IN THE UNDERLYING FUNDS AND THE ACCESSOR STRATEGIC ALTERNATIVES FUND.
--------------------------------------------------------------------------------



================================================================================
                                  FUND EXPENSES
================================================================================

You would pay the following expenses for C Class Shares if you did not redeem your shares.


                                                     ONE YEAR     THREE YEARS         FIVE YEARS     TEN YEARS

UNDERLYING FUNDS
Small to Mid Cap                                    $ 250        $ 769               $ 1,314       $ 2,800


ALLOCATION FUNDS (1)
Income Allocation                                   $ 234        $ 721               $ 1,235       $ 2,642
Income & Growth Allocation                            230          709                 1,214         2,600
Balanced Allocation                                   228          702                 1,203         2,579
Growth & Income Allocation                            231          712                 1,219         2,611
Growth Allocation                                     237          731                 1,250         2,674
Aggressive Growth Allocation                          246          756                 1,293         2,758


--------------------------------------------------------------------------------
(1) THE EXPENSE EXAMPLE FOR THE ALLOCATION FUNDS REFLECTS THE AGGREGATE OF THE DIRECT AND INDIRECT COSTS OF INVESTING IN THE ALLOCATION FUNDS THAT IS, IT INCLUDES THE COSTS ASSOCIATED WITH INVESTING IN THE UNDERLYING FUNDS AND THE ACCESSOR STRATEGIC ALTERNATIVES FUND.




While the C Class Shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) means that over time you could end up paying more for these shares than if you were to pay front-end sales charges for the A Class Shares.

--------------------------------------------------------------------------------


                                     *****

Changes to Summary of Principal Risks Table
--------------------------------------------

The table summarizing principal risks for the Allocation Funds is restated in its entirety as follows:

--------------------------------------------------------------------------------
                        LEVEL OF RISK  ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                INCOME &                  GROWTH &                  AGGRESSIVE
RISK                                 INCOME      GROWTH      BALANCED      INCOME        GROWTH       GROWTH



Allocation Risk                        |)          |)           |)           |)            |)          |)
Bond Market Volatility                 o           o            |)           |)            ( )         -
Commodity Risk                         -           ( )          ( )          ( )           ( )         ( )
Company Risk                           ( )         ( )          ( )          ( )           |)          |)
Counterparty Risk                      -           ( )          ( )          ( )           ( )         ( )
Credit Risk                            |)          |)           |)           ( )           ( )         -
ETF & ETN Risk                         -           ( )          ( )          ( )           ( )         ( )
Foreign Exposure                       -           ( )          ( )          |)            |)          o
Government Sponsored Enterprises        o          |)           |)           ( )           ( )         -
Inflation Risk                          o          |)           ( )          ( )           ( )         ( )
Issuer Risk                             o          o            |)           |)           ( )          -
Lower Rated Debt Securities            ( )         ( )          |)           |)            |)          -
Other RIC Risk                         -           ( )          ( )          ( )           ( )         ( )
Portfolio Turnover                     ( )         ( )          ( )          ( )           ( )         ( )
Prepayment Risk                        |)          ( )          ( )          ( )           ( )         -
Short Sales Risk                       -           ( )          ( )          ( )           |}          |}
Small to Mid Cap Company Risk          -           ( )          ( )          ( )           |)          |)
Stock Market Volatility                -           ( )          |)           |)             o           o

--------------------------------------------------------------------------------
Key:             -    n/a          ( )  low          |) medium           o  high
--------------------------------------------------------------------------------

                                     *****

Changes to Management, Organization and Capital Structure
---------------------------------------------------------

The section regarding Accessor Capital Management LP in Management, Organization and Capital Structure is restated in its entirety as follows:

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND & ALLOCATION FUNDS|
-------------------------------------------- |

MANAGER  Accessor Capital Management LP ("Accessor Capital")
         1420 Fifth Avenue, Suite 3600, Seattle, WA 98101

Accessor Capital has managed the U.S. Government Money Fund directly since September 7, 1994 and the Allocation Funds since December 27, 2000. Accessor Capital was founded in 1991 and has approximately $2.99 billion in assets under management as of December 31, 2006.

Prior to January 2007, a specific individual was responsible for monitoring the performance of the Money Managers of the Underlying Funds as well as the management of the U.S. Government Money Fund, the Allocation Funds and the Accessor Strategic Alternatives Fund. Effective January 2007, an investment committee has been primarily responsible for monitoring the performance of the Money Managers of the Underlying Funds as well as the management of the U.S. Government Money Fund and the Allocation Funds. The investment committee consists of J. Anthony Whatley III, Executive Director, Daniel L. Yeung, CFA, Senior Investment Officer, Nathan J. Rowader, Senior Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Whatley has been with Accessor Capital as the Executive Director since 1991 and is responsible for the overall management of the investment department and as the chair of the Investment Committee, he is responsible for the oversight of the Committee.

Mr. Yeung has been with Accessor Capital as the Senior Investment Officer since December 2006 and as a member of the Investment Committee since January 2007. He is primarily responsible for oversight and management and monitoring of the underlying Accessor Funds and the sub-advisers, as well as conducting investment research and analysis. Prior to Accessor Capital, Mr. Yeung was an institutional investment consultant at Morningstar Associates LLC from December 2002 to December 2006, conducting money-manager due diligence and providing asset-allocation services to major institutions, including insurance companies, large defined-contribution plans, banks and trust companies. Mr. Yeung was a research analyst at Morningstar, Inc. from June 1997 through December 2002 and has been a CFA Charterholder since 2000. Mr. Yeung received his MBA degree with concentrations in Analytic Finance and Accounting from the University of Chicago.

Mr.  Rowader  has been with  Accessor  Capital  since  February  2007,  first as
Investment Officer and member of the Investment Committee and from December 2007, as Senior Investment Officer. Mr. Rowader is primarily responsible for the day-to-day management and investment decisions for Allocation Funds and the Accessor Strategic Alternatives Fund. Prior to Accessor Capital, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with concentration in Finance from the University of Colorado.

Mr. Roberge has been with Accessor Capital since April 2002, first as an Operations Associate and from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. He has been a member of the Investment Committee since January 2007. He is primarily responsible for the day-to-day management and investment decisions for the U.S. Government Fund, trading and investment research functions. Prior to Accessor Capital, Mr. Roberge was Registered Representative at Diversified Financial Concepts, from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001.

The Statement of Additional Information provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

Accessor Capital directly invests the assets of the U.S. Government Money Fund and the Allocation Funds. Accessor Capital receives no additional fee beyond its management fee, as previously described, for these services.

                                     *****

Appendix B is added in its entirety as follows:

                                   Appendix B

[graphic] Accessor Strategic Alternatives Fund Details

Investment Objective The Accessor Strategic Alternatives Fund (the "Fund") seeks to provide long term capital appreciation and income. The Fund's investment objective is non-fundamental and may be changed without shareholder approval.

Principal Investment Strategies The Fund seeks to achieve its objective by investing at least 80% of its assets in asset classes that exhibit low historical correlations with global stock and bond markets. For purposes of this policy, obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or government sponsored enterprises that are held for the purpose of "covering" the Fund's obligations under other investments will be counted toward the 80%, if the investments for which they are held as coverage exhibit low historical correlations with global stock and bond markets. This policy may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. To achieve its objective, the Fund will invest primarily in alternative asset classes (such as real estate, a variety of commodity-related securities and currencies) that historically have had a low correlation to traditional asset classes (such as stocks, bonds and money market securities).

The Fund will seek exposure to alternative asset classes by investing in structured notes, exchanged traded notes (ETNs), exchange traded funds (ETFs), mutual funds, and closed-end funds (ETFs, mutual funds and closed-end funds are referred to as "underlying funds"). The Fund may also seek to obtain, or reduce, exposure to one or more alternative asset classes through investments in derivatives, such as futures, options, and swaps.

The Fund's manager, Accessor Capital Management LP ("Accessor" or "Money Manager") utilizes a core/satellite approach to managing the Fund. The core portfolio is designed to have less portfolio turnover than the satellite portfolio, while the satellite portfolio will be more actively managed and may add additional assets that are not part of the core portfolio, as discussed below.

The core portfolio will consist generally of investments that provide exposure to the commodity markets through such instruments as structured notes, ETFs, ETNs and commodities futures contracts relating to such instruments, and exposure to the currency markets through such instruments as structured notes, ETFs, ETNs and currency options and forwards relating to such instruments and investments in underlying funds that (i) invest in domestic and international real estates including real estate investment trusts ("REITs"), (ii) seek to track a broad U.S. real estate benchmark, and (iii) seek to track a broad international real estate benchmark. The core portfolio may represent 50% to 100% of the overall portfolio, but the Money Manager anticipates that the core portfolio will typically comprise approximately 75% of the Fund.

The remainder (or satellite portfolio) of the Fund will be allocated among other alternative asset classes not included in the core portfolio. These asset classes may include emerging markets debt, international sovereign bonds and bank loans. However, the Money Manager may invest in any other non-traditional asset class that the Money Manager believes may provide returns that have weak correlation to traditional asset classes.

The Fund will invest directly in fixed income securities rated investment grade. However, underlying funds in which the Fund invests may themselves invest in underlying investments rated below investment grade.

At the Money Manager's discretion, the Fund may invest a substantial portion of its assets in cash, cash equivalents, high quality short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, political or economic conditions.

The Money Manager uses a combination of techniques and strategies to achieve the Fund's investment objective but primarily relies on a top-down systematic approach. This top-down approach generally utilizes the following four broad factors: Valuation, Growth, Macroeconomic Conditions, and Sentiment.

Valuation: This broad factor includes several sub-components that focus on relative market valuations using common metrics such as forward P/E (price to earnings ratio), earnings spreads, and yields. The Money Manager believes that capital markets have efficient characteristics, meaning that market participants receive and act on all information as soon as it is available. However, the value of certain asset classes may become disproportionately attractive to the general market and this might present an opportunity to take advantage of these perceived mispricings of assets in order to achieve the Fund's investment objective. In the Money Manager's opinion, valuation may help indicate how various asset classes perform over time relative to the broad securities market.

Growth: The second broad factor reviews the growth of corporate earnings and cash flows using metrics such as analyst estimate revisions, positive and negative earning surprises, and year-over-year revenue and earnings growths. The growth or decline of corporate earnings and cash flow can have widespread ramifications on global capital markets. The Money Manager believes that these fundamental changes in corporate financials may create unique opportunities to take advantage of long term trends in order to achieve the Fund's investment objective.

Macroeconomic Conditions: The third broad factor is used for determining the long-term trends of the various asset classes in which the Fund invests. Macroeconomic data plays a significant role in the management of the Fund and includes items such as forecasted Gross Domestic Product (GDP) growth, leading indicators, inflation, trade balance/currency strength, monetary policy expectation and housing market. Overall, the Fund attempts to realize the investment objective by optimally positioning the portfolio in order to take advantage of long-term macroeconomic trends.

Sentiment: This last factor is used to track market momentum. This factor considers several items such as moving averages, investor sentiment polls, fund flows, Fed funds futures contracts and credit default swap spreads.

In addition to the above-mentioned factors, the Fund's allocations are reviewed by Accessor's Investment Policy Committee, which provides overall guidance on the Fund's strategy. However, the Fund is subject to daily movements and the portfolio managers may deviate from the general strategy in order to meet the Fund's investment objective and maintain liquidity.
Accessor may seek to protect a position or positions within the Fund's portfolio through hedging techniques such as covered calls or through the use of swaps. These techniques are used primarily for managing the risk of specific positions and not for the purpose of speculation.

Principal Investment Risks The Fund's share price will fluctuate. You could lose money on your investment in the Fund, just as you could with other investments. The principal risks of investing in the Fund and the risks of underlying funds in which the Fund invests are listed below. For additional information regarding risks of investing in the Fund, please see the section titled "Securities and Risks" beginning on page 12.

Principal Risks of Investing in the Fund

Market Risk. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Allocation Risk. The Fund could miss attractive investment opportunities caused by underweighting or overweighting markets due to allocation decisions between equity securities, fixed income securities, and certain derivatives of these securities.

Management Risk. The strategy that the Money Manager uses may fail to produce the intended result or the Money Manager's judgment about the attractiveness of a particular market or security may prove to be incorrect.

Asset Class Risk. Issuers within an asset class, industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

Issuer Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

Government Sponsored Enterprises (GSEs) Risk. Certain GSEs (such as Freddie Mac, Fannie Mae and Federal Home Loan Bank (FHLB)) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. Therefore, GSEs are subject to credit risk.

Commodity Risk. The Fund's investments in commodity-linked derivative instruments, such as structured notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. The Fund's ability to invest in commodity-related investments may be limited by tax considerations.

Structured Note Risk. The Fund intends to invest in commodity-linked structured notes (which would be linked to a basket of commodities such as precious metals, energy or agricultural products, among others) and financial-linked structured notes (which would be linked to a basket of currencies or interest rate futures) to a significant extent. A highly liquid secondary market may not exist for the commodity- and financial-linked structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the commodity- and financial-linked structured notes it holds at an acceptable price or accurately value them.

Real Estate Risk. Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Counterparty Credit Risk. Commodity and financial-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund will invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent the Fund focuses its investments in a limited number of issuers it will be more susceptible to the risks associated with those issuers.

Credit Risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal.

Derivatives Risk. Derivatives, such as futures, options and swaps, are investments that derive their value from an underlying investment or group of investments. The primary risk of derivatives is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

ETF and ETN Risk. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index. ETFs or ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index.

Levered ETFs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs.

ETF/ETN Net Asset Value/Market Price Risk. The market value of ETF or ETN shares may differ from their net asset value (NAV). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

Currency Risk. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Inflation Risk. Over time, the real value of your investment in the Fund may be eroded by inflation.

U.S. Government Securities Risk. Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Land Banks, Fannie Mae, Freddie Mac and other similar agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury and others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

Mortgage-backed Securities Risk. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund's investment in mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as it may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

Liquidity Risk. The securities purchased by the Fund may trade infrequently and be quite volatile. This means that they may be harder to purchase or sell at a fair price. In addition, the Fund may engage in over-the-counter (OTC) transactions involving securities or derivatives that may have limited product lines, markets or financial resources. Many OTC stocks and derivatives trade less frequently and in smaller volume than exchange listed stocks. The inability to purchase or sell these securities at a fair price could have a negative impact on the Fund's performance. The Fund may invest up to 15% of its net assets in illiquid securities.

Non-Diversified Risk. Because the Fund is classified as a non-diversified fund, it is able to invest its assets in a more limited number of issuers than a diversified fund. As a result, the decline in the market value of a particular fund or other security held by the Fund may directly affect the Fund's NAV more than if the Fund were operated as a diversified fund.

Investments in Other Investment Companies Risk. The Fund may invest in shares of other investment companies (i.e., underlying funds). Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

Principal Risks of the Fund's Investments in Underlying Funds

Bank Loan Risk. Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Indebtedness of companies whose credit worthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, which may be substantial. Consequently, when investing in indebtedness of companies with poor credit, an underlying fund bears a substantial risk of losing the entire amount invested. If an underlying fund purchases a loan, it may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower. Corporate loans in which the underlying fund may invest may be unrated and generally will not be registered with the Securities and Exchange Commission
(SEC) or listed on a securities exchange. In addition, the amount of public information available with respect to corporate loans generally will be less extensive than that available for more widely rated, registered and exchange-listed securities. As a result, corporate loans generally are more difficult to value than more widely rated, registered and exchange-listed securities.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. Dollar.

Commodity Risk. An underlying fund's investments in commodity-linked derivative instruments may subject the underlying fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. An underlying fund's ability to invest in commodity-related investments may be limited by tax considerations.

Convertible Securities Risk. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise.

Currency Risk. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to an underlying fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Derivatives Risk. Derivatives are investments that derive their value from an underlying investment or group of investments. The primary risk of derivatives is that changes in the market value of securities held by the underlying fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the underlying to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the underlying funds' assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Interest Rate Risk. When interest rates rise, the prices of fixed income securities in the underlying funds' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the underlying funds' portfolio will generally rise.

International Fixed Income Securities Risk. The prices of the fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit worthiness of individual issuers, including governments and their agencies. Generally, the fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the underlying funds.

The foreign sovereign debt securities and "Brady Bonds" that the underlying funds purchase involve specific risks, including the risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Prepayment and Extension Risk. The issuer of a debt security has the ability to repay principal prior to a security's maturity, which can adversely affect the underlying funds' yield, particularly during periods of declining interest rates. Rising interest rates may cause prepayments to occur at slower than expected rates, which effectively lengthen the maturities of the affected securities, making them more sensitive to interest rate changes and the underlying funds' NAV more volatile.

REITs Risk. REITs are issuers that invest in interests in real estate, including mortgages. REITs may not be diversified and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

----------------------------------
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.
----------------------------------------

Security Types

ETFs. ETFs are funds whose shares are traded on a national exchange or the National Association of Securities Dealers' Automatic Quotation System (Nasdaq). ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as "creation units." The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, Fund shareholders will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF. Because ETFs are investment companies, investment by a mutual fund in such funds, absent exemptive relief, would be limited under applicable federal statutory provisions. Those provisions restrict a mutual fund's investment in the shares of another investment company to not more than 5% of its assets (and not more than 3% of the securities of any other investment company) and limit aggregate investments by a mutual fund in all investment companies to 10% of the mutual fund's assets. The Fund may invest in excess of those statutory limits in specific ETFs in reliance on an exemptive order issued to that specific ETF, provided that certain conditions are met. The Money Manager intends to meet the conditions necessary to maintain the exemptive relief. ETFs are generally mutual funds, index funds or trusts that are listed on an exchange and can be traded intraday. Investors can buy or sell shares in the collective performance of an entire stock or bond portfolio as a single security. Exchange traded funds add the flexibility, ease and liquidity of stock trading to the benefits of traditional index fund investing. ETFs are designed to generally track an equity or bond index, commodity or currency.

ETNs. ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Holding Company Depository Receipts (HOLDRs). HOLDRs are securities that represent ownership in the common stock or American Depository Receipts (ADRs) of specified companies in a particular industry, sector or group. Both ETFs and HOLDRs represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient.

Investment Companies. A corporation, trust, or partnership that invests pooled shareholder dollars in securities appropriate to the organization's objective. Mutual funds, closed-end funds, and Unit Investment Trusts (UITs) are the three types of investment companies.

Repurchase Agreements. The Fund may enter into repurchase agreements, in which the Fund purchases securities from a bank or broker-dealer that then agrees to repurchase the securities at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities, which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements will not be entered into unless their repurchase maturity occurs within seven days or less and, the securities subject to repurchase are composed of only securities that could otherwise be owned by the Fund if not subject to a repurchase agreement.

Structured Notes. A debt obligation that may contain an embedded derivative component with characteristics that adjust the security's risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

The Fund's investment in commodities will be effected primarily through the purchase of a levered structured note. However, it is not the intent to provide levered exposure to the commodities market. The Money Manager will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as Treasuries and agencies. The combination of the levered structured note and the separate pool of Treasuries and agencies is designed to replicate the performance of the broad commodity markets and will be managed for the exposure to the commodity market. For example, if the Fund were to hold a structured note with 3x exposure to a specified commodity index and the Money Manager hoped to achieve $15 million in exposure, the Money Manager would invest $5 million in the structured note and $10 million in Treasuries and agencies. When the investment performance of the structured note, Treasuries and agencies is viewed together, the total investment is designed to approximate the unlevered performance of the index underlying the structured note.

The following describes some of security types in which the Fund's underlying funds may invest.

Asset-Backed Securities. Asset-backed securities are securities backed by notes or receivables, against assets other than real estate.

Debt Securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage and other asset-backed securities.

High Yield Corporate Debt Securities. High-yield corporate debt securities are often issued as a result of corporate restructurings - such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or by highly leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. These types of securities, also known as "junk bonds," are considered speculative by the major rating agencies and rated lower than BBB by S&P or lower than Baa by Moody's.

Money Market Securities. Money market securities are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity.

Mortgage-Related Securities. Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

Options, Futures, Swaps and Other Derivatives. The Fund and the underlying funds may use techniques such as buying and selling options or futures contracts in an attempt to change their exposure to security prices, currency values, or other factors that affect the value of the Fund's portfolio.